Securities Act Registration No. 333-184169

Investment Company Act Registration No. 811-22756

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐	Pre-Effective Amendment No._

☒	Post-Effective Amendment No. 218

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☒	Amendment No. 219

(Check appropriate box or boxes.)

Advisors Preferred Trust

(Exact Name of Registrant as Specified in Charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 223-1998

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(Formerly, The Gold Bullion Strategy Portfolio)

PROSPECTUS

May 1, 2026

Adviser:

ADVISORS	PREFERRED

Advisors Preferred, LLC

1445 Research Boulevard, Ste. 530

Rockville, MD 20850

Sub-Adviser:

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	5
Investment Adviser	6
Sub-Adviser	6
Sub-Adviser Portfolio Managers	6
Purchase and Sale of Portfolio Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	7
Investment Objective	7
Principal Investment Strategies	8
Principal Investment Risks	9
Temporary Investments	13
Portfolio Holdings Disclosure	14
Cybersecurity	14
MANAGEMENT	15
Investment Adviser	15
Sub-Adviser	15
Sub-Adviser Portfolio Managers	15
INVESTMENT SUBSIDIARY	15
HOW SHARES ARE PRICED	17
HOW TO PURCHASE AND REDEEM SHARES	19
TAX CONSEQUENCES	19
DIVIDENDS AND DISTRIBUTIONS	20
FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES	21
DISTRIBUTION OF SHARES	22
Distributor	22
Distribution Fees	22
Additional Compensation to Financial Intermediaries	22
Householding	22
VOTING AND MEETINGS	23
CONSOLIDATED FINANCIAL HIGHLIGHTS	24
PRIVACY NOTICE	25

PORTFOLIO SUMMARY: Quantified Gold Futures Tracking Portfolio

Investment Objective:

Quantified Gold Futures Tracking Portfolio (the “Portfolio”) seeks returns that reflect the performance of the price of Gold bullion.

Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.23%
Acquired Fund Fees and Expenses(1)	0.14%
Total Annual Portfolio Operating Expenses	1.62%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$165	$511	$881	$1,922

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended December 31, 2025, the Portfolio’s portfolio turnover rate was 223% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio’s Adviser delegates execution of the Portfolio’s investment strategy to the Sub-Adviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in gold futures contracts. The Portfolio supplements its 80% policy by investing by investing in Gold bullion-related (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) over-the-counter forward contracts; (4) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities; and (5) pooled investment vehicles. Certain pooled investment vehicles are classified as commodity pools. The Portfolio invests in commodity pools that primarily invest in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Portfolio are expected to produce a significant portion of the Portfolio’s returns. The Portfolio does not invest more than 25% of Portfolio assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Portfolio concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Portfolio includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Portfolio also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Portfolio defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Ratings Group (“S&P”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Portfolio will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Portfolio with exposure to Gold bullion and commodities within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, futures and forward contracts; as well as pooled investment vehicles. The Portfolio’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Portfolio.

The Sub-Adviser primarily selects securities and derivatives to maintain the Portfolio’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The Sub-Adviser primarily disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades, with the exception of fixed income trades, is conducted by the Adviser in consultation with the Sub-Adviser. The Sub-Adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Sub-Adviser places substantially all fixed income trades. The Adviser and/or Sub-Adviser may engage in frequent trading to achieve the Portfolio’s investment objective, which may result in continued turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in ETFs, mutual funds, ETNs and the Subsidiary.

➢	Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance, and auditing expenses.

➢	Concentration Risk: Because the Portfolio will invest more than 25% of its assets in the Gold bullion industry, the Portfolio will be subject to greater volatility risk than a Portfolio that is not concentrated in a single industry.

➢	Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

○	Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Portfolio uses futures as hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s investment return, or create a loss.

●	Currency Futures Risk: Foreign currency contracts subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

●	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Portfolio.

●	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

●	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

●	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

●	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

➢	ETF, Mutual Fund, ETN, and Pooled Investment Vehicle Risk: ETFs, mutual funds, ETNs, and pooled investment vehicles are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Certain pooled investment vehicles may have performance fees that increase their expenses. Each is subject to specific risks, depending on its investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETFs and ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

➢	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Issuers may also default.

➢	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

➢	Market Risk: The Portfolio’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Portfolio holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

Overall investment market risks affect the value of the Portfolio. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Portfolio and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

➢	Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

➢	Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Portfolio. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains.

➢	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Portfolio’s turnover rate is expected to be above 100% annually.

➢	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary will not be registered under the Investment Company Act of 1940 (the “Act”), as amended, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Portfolio.

Is the Portfolio Right for You?

The Portfolio is intended for investors who want returns that seek to reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion. Daily net asset value per share is available by calling toll-free 1-855-647-8268.

Performance:

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s shares for the past 10 calendar years since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s shares over time to the performance of a broad-based market index and a supplemental index. The Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information and daily net asset value per share is available at no cost by visiting www.advisorspreferred.com or by calling toll-free 1 855-647-8268.

Performance Bar Chart For

Calendar Years Ended December 31

Best Quarter:	3/31/2025	18.16%
Worst Quarter:	12/31/2016	(13.84)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2025)

	One Year	Five Years	Ten Years
Return Before Taxes	59.59%	14.40%	12.14%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
S&P GSCI Gold Index(2) (reflects no deduction for fees, expenses or taxes)	62.47%	17.14%	14.03%

(1)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(2)	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

Investment Adviser: Advisors Preferred, LLC (the “Adviser”)

Sub-Adviser: Flexible Plan Investments, Ltd. (the “Sub-Adviser”)

Sub-Adviser Portfolio Managers: Jerry C. Wagner, President of the Sub-Adviser, has served the Portfolio as a portfolio manager since it commenced operations on November 1,2013. Daniel Poppe, CFA, is Senior Research Analyst of the Sub-Adviser and has served as a Portfolio Manager of the Portfolio since April 5, 2024.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of the Participating Life Insurance Companies (each a “Participating Life Insurance Company”), as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange (“NYSE”) is open, or as permitted under your insurance contract, separate account, or retirement plan.

Tax Information: It is the Portfolio’s intention to distribute all realized income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolio, Adviser and Sub-Adviser

This Prospectus describes the Portfolio, a series of Advisors Preferred Trust, a Delaware statutory trust (the “Trust”). Advisors Preferred, LLC serves as the Portfolio’s investment Adviser and Flexible Plan Investments, Ltd. (“FPI”) serves as Sub-Adviser. The Portfolio is generally intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).

An affiliate of the Portfolio’s administrator, Ultimus Fund Solutions, LLC (“UFS”) has received an exemptive order from the SEC (“Exemptive Order”) that permits the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts—for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Trust’s Board of Trustees (the “Board”) and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio, such as the Portfolio, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s NAV. The Trust and the Adviser may apply for a substantially similar exemptive order from the SEC. However, there can be no assurance such an exemptive order would be granted.

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not “shareholders” of the Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders. Shares of the Portfolio are not offered directly to the general public.

The Adviser and Sub-Adviser, under the supervision of the Board, is responsible for constructing and monitoring the Portfolio’s investments to be consistent with the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities and derivatives consistent with its investment objective and style. The potential risks and returns of the Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

Investment Objective

The Portfolio seeks returns that reflect the performance of the price of Gold bullion. The Portfolio’s investment objective may be changed without shareholder approval by the Trust’s Board upon 60 days written notice to shareholders. The Portfolio’s 80% gold futures policy may be changed without shareholder approval by the

Portfolio’s Board upon 60 days written notice to shareholders. However, the Portfolio’s 25% Gold bullion industry investment policy is a fundamental policy and may not be changed without approval by a “majority of the outstanding shares” of the Portfolio which means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in gold futures contracts. The Portfolio supplements its 80% policy by investing in Gold bullion-related: (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) over-the-counter forward contracts; (4) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities; and (5) pooled investment vehicles. Certain pooled investment vehicles are classified as commodity pools. The Portfolio invests in commodity pools that primarily invest in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Portfolio are expected to produce a significant portion of the Portfolio’s returns. The Portfolio does not invest more than 25% of Portfolio assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Portfolio concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Portfolio includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Portfolio also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Portfolio defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Ratings Group (“S&P”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Portfolio will invest up to 25% of its total assets in the wholly owned and controlled Subsidiary. The Subsidiary is expected to provide the Portfolio with exposure to Gold bullion and commodities within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in Gold bullion-related ETFs, ETNs, derivatives; as well as pooled investment vehicles. The Portfolio’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Portfolio. The Portfolio may invest a small portion of its assets in Gold bullion-related instruments directly (outside of the Subsidiary) while maintaining compliance with the Code.

The Sub-Adviser primarily selects securities and derivatives to maintain the Portfolio’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The Sub-Adviser primarily disposes of securities and derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades is with the exception of substantially all fixed income trades conducted by the Adviser in consultation with the Sub-Adviser or by the Sub-Adviser. The Sub-Adviser places substantially all fixed income trades. The Adviser and/or Sub-Adviser select counterparties they believe to be creditworthy based upon a review of key financial aspects of the counterparty including earnings relative to fixed costs, leverage ratios and equity. The Adviser and/or Sub-Adviser monitor financial news, company reports, such as quarterly, semi-annual, and annual reports, other regulatory filings, and rating agency publications to monitor counterparty credit quality. The Adviser and/or Sub-Adviser will close out a derivative position if it believes the counterparty is no longer creditworthy. The Adviser and/or Sub-Adviser may engage in frequent trading to achieve the Portfolio’s investment objective, which may result in continued turnover in excess of 100%.

Subsidiary

The Subsidiary will invest primarily in Gold bullion-related ETFs, ETNs, derivatives; as well as pooled investment vehicles. The Subsidiary is subject to the same investment restrictions as the Portfolio, when viewed on a consolidated basis. By investing in Gold indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold markets within the federal tax requirements that apply to the Portfolio. Specifically, the Subsidiary is expected to provide the Portfolio with exposure to the Gold and commodities markets within the limitations of the Code. Subchapter M requires, among other things, that at least 90% of the Portfolio’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the Gold bullion-related securities and commodity-related instruments in which the Portfolio invests will not be treated as “qualifying income” for purposes of the 90% income requirement. The Portfolio may also make investments in certain Gold bullion-related securities through the Subsidiary because income from these securities is not treated as “qualifying income” for purposes of the 90% income requirement if the Portfolio invests in the security directly.

To satisfy the 90% income requirement, the Subsidiary will, not less than annually, declare a dividend to the Portfolio, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Such dividends are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Portfolio), which indicate that certain income from a fund’s investment in a wholly owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M. The Portfolio does not have a private letter ruling but complies with IRS restrictions as described above.

Because the Portfolio may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Portfolio may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Portfolio may also include the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations on a consolidated basis and follows the same compliance policies and procedures as the Portfolio.

Principal Investment Risks

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolio. Risks could adversely affect the net asset value, total return and the value of the Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Portfolio’s “Portfolio Summary” section of this Prospectus.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in ETFs, mutual funds, ETNs and the Subsidiary.

➢	Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance, and auditing expenses.

➢	Concentration Risk: Because the Portfolio will invest more than 25% of its assets in the Gold bullion industry, the Portfolio will be subject to greater volatility risk than a Portfolio that is not concentrated in a single industry. The Gold bullion industry, as a whole, may be unprofitable if the price of Gold falls below a certain level. Additionally, the Portfolio’s investments in Gold bullion industry-related securities and instruments may be more volatile than securities markets in general and may perform poorly even when securities markets, in general, are rising.

➢	Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. Because derivatives typically require only a small margin payment, the fluctuation of the value of derivatives in relation to the underlying assets upon which they are based is magnified. Thus, the Portfolio may experience losses that exceed losses experienced by funds that do not use derivative contracts. Similarly, long option positions, although fully paid, if used by an ETF or ETN, indirectly expose the Portfolio to leverage risk because a small investment may produce large changes in Portfolio value. Additionally, these long positions may expire worthless. Derivatives may not provide an effective hedge or substitute for Gold because changes in derivative prices may not track those of the underlying Gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of options, forwards, futures and swaps as hedging vehicles will depend, in part, on the degree of correlation between price movements in the derivatives and price movements in underlying Gold bullion. While options, forwards, futures, and swaps contracts are generally liquid instruments, under certain market conditions, they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. There can be no assurance that any particular derivatives strategy adopted will succeed.

○	Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Portfolio uses futures as hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s investment return, or create a loss.

■	Currency Futures Risk: Foreign currency contracts subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

■	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Portfolio.

■	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

■	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

■	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

■	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

➢	ETF, Mutual Fund, ETN, and Pooled Investment Vehicle Risk: ETFs, mutual funds, ETNs, and pooled investment vehicles are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Certain pooled investment vehicles may have performance fees that increase their expenses. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs, mutual funds and ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs and ETNs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. Additional risks of investing in ETFs, mutual funds and ETNs are described below:

○	Credit Risk: An ETN issuer’s credit quality may decline causing the security price to fall. ETN issuers are also subject to default risk. ETFs are subject to declining credit quality and default to the extent they hold debt securities or derivatives of issuers subject to credit risk.

○	Leverage Risk: ETFs, mutual funds and ETNs may employ leverage, which magnifies the changes in the underlying Gold price or Gold index upon which they are based. For example, if an ETF’s current benchmark is 200% of the price of Gold bullion and the ETF meets its objective, the daily value of the ETF will tend to increase or decrease twice the daily value of the change in the price of Gold bullion. (e.g., if Gold bullion goes up 10% in a day, then the leveraged ETF’s value should go up 20%; conversely, if Gold bullion goes down 10% that day, then the leveraged ETF’s value should go down 20%).

○	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

○	Strategy Risk: Each ETF, mutual fund and ETN is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk and sector risk.

○	Tracking Risk: ETFs, mutual funds and ETNs in which the Portfolio invests will not be able to replicate exactly the performance of the indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs, mutual funds and ETNs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index. ETFs and ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

➢	Fixed Income Risk: When the Portfolio invests in bonds and other fixed income securities the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Portfolio. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

➢	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

➢	Market Risk: Gold prices, securities and derivative markets can be volatile. In other words, prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The net asset value of the Portfolio will fluctuate based on changes in the value of the Gold bullion, securities, and derivatives in which the Portfolio invests. The Portfolio invests, directly or indirectly, in Gold bullion, securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. Market prices of Gold bullion securities and derivatives in broad Gold market segments may be adversely affected by price trends in interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer or Gold. The Portfolio’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Portfolio holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

For example, the COVID-19 global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. COVID-19 negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Any such impact from a similar worldwide outbreak could adversely affect the Portfolio’s performance and the performance of the securities in which the Portfolio invests. During an outbreak, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Portfolio. During periods of market volatility, security prices (including securities held by the Portfolio) could change drastically and rapidly, and therefore adversely affect the Portfolio.

➢	Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Portfolio may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state level, as well as uncertainties related to taxation or the rights of municipal security holders.

➢	Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Portfolio. The Subsidiary is classified as a controlled foreign corporation for U.S. tax purposes. Typically, any gains/losses from trading in Section 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a controlled foreign corporation any income received from its investments will be passed through to the Portfolio as ordinary income.

➢	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover rate which may reduce the Portfolio’s return unless the securities traded can be bought and sold without corresponding commission costs. The Portfolio’s turnover rate is expected to be above 100% annually.

➢	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Portfolio, by investing in the Subsidiary when viewed in isolation from the Portfolio, will not have all of the protections offered to investors in registered investment companies with respect to Sections 8 and 18 (regarding investment policies, capital structure and leverage), Section 15 (regarding investment advisory contracts) and Section 17 (regarding affiliated transactions and custody). However, the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Sub-Adviser as overseen by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio or its shareholders. The Portfolio’s Board has oversight responsibility for the investment activities of the Portfolio, including its investment in the Subsidiary, and the Portfolio’s role as the sole shareholder of the Subsidiary. Also, the Sub-Adviser in managing the Subsidiary’s investment portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Portfolio.

Temporary Investments: To respond to adverse market, economic, political, or other conditions, the Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Portfolio may be invested in these instruments for extended periods, depending on the Sub-Advisers assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds’ advisory and operational fees. The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of Portfolio holdings information is available in the Portfolio’s Statement of Additional Information (“SAI”). Shareholders may request Portfolio holdings schedules at no charge by calling 1-855-647-8268.

Proxy Voting Disclosures: The actual voting records relating to portfolio securities of the Portfolio during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll free 1-855-647-8268. The information is available on the Portfolio’s website at https://advisorspreferred.com/public/gold-bullion-fund or on the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-855-647-8268 and will be sent within three business days of receipt of a request.

Tailored Shareholder Report Disclosure: The Portfolio’s annual and semi-annual Tailored Shareholder Reports (“TSRs”) are available without charge, upon request, by calling toll free 1-855-647-8268. The information is available on the Portfolio’s website at https://advisorspreferred.com/public/gold-bullion-fund or on the SEC’s website at www.sec.gov.

Cybersecurity: The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices: infection from computer viruses or other malicious software code; and attacks that shutdown, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate NAV; impediments to trading; the inability of the Portfolio, the Adviser, the Sub-Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Advisors Preferred. LLC, (“Advisors Preferred”) located at 1445 Research Blvd., Suite 530, Rockville, MD 20850, serves as Investment Adviser to the Portfolio. Subject to the authority of the Board, Advisors Preferred is responsible for management of the Portfolio’s investments directly or through a Sub-Adviser. Advisors Preferred is responsible for assuring the Portfolio’s investments are selected according to the Portfolio’s investment objective, policies, and restrictions. Advisors Preferred was formed in 2011 and commencing 2012, provides investment advisory services to mutual funds. As of December 31, 2025, Advisors Preferred had approximately $1.8 billion in assets under management. Pursuant to an advisory agreement between the Portfolio and the Adviser, the Adviser is entitled to receive, and did receive during the last fiscal year, on a monthly basis, an annual advisory fee equal to 0.75% of the Portfolio’s average daily net assets.

Sub-Adviser: Flexible Plan Investments, Ltd. (“FPI”) is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. It is expected that the assets in the Portfolio will come, in part, from individuals with whom FPI has a contractual relationship pursuant to which FPI provides investment management and other services for a fee. As of December 31, 2025, FPI had approximately $1.5 billion in assets under management. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not the Portfolio), a monthly fee equal to the annual rate of 0.550% of up to $300 million of Portfolio assets sub-advised by FPI (“Subadviser Assets”), 0.575% of Subadviser Assets between $300 million and $400 million, 0.600% of Subadviser Assets between $400 million and up to $600 million, and 0.650% of Subadviser Assets in excess of $600 million. This fee schedule applies to the total assets of the Portfolio and of all funds in the fund family that are sub-advised by FPI, for purposes of measuring Subadviser Assets.

A discussion regarding the basis for the Board’s approval of the advisory agreement and sub-advisory agreement is available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2025.

Sub-Adviser Portfolio Managers: Jerry C. Wagner has served as President, CEO and majority shareholder of FPI since its organization in 1981. Daniel Poppe serves as Senior Research Analyst of the Subadviser. Mr. Poppe joined FPI in January 2019 as a Junior Research Analyst and has been a Senior Research Analyst since 2022. Mr. Poppe holds a Bachelor of Science degree in Finance as well as one in Business Economics from Oakland University where he graduated magna cum laude. Mr. Poppe holds the designation of Chartered Financial Analyst (CFA).

The Portfolio’s SAI provides additional information about each portfolio managers’ compensation structure, other accounts managed and ownership of shares of the Portfolio.

INVESTMENT SUBSIDIARY

The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors who are officers of the Portfolio. The Portfolio is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Portfolio, you will receive 60 days’ prior notice of such offer or sale.

As with the Portfolio, the Adviser delegates investment responsibility to the Sub-Adviser. Pursuant to an investment advisory agreement between the Adviser and the Subsidiary, the Adviser manages the affairs of the Subsidiary directly or through the sub-Adviser. Pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser executes the investment program of the Subsidiary. Under these agreements, the Adviser and Sub-Adviser provide the Subsidiary with the same type of management services, under the same terms, as are provided to the Portfolio, except that the Adviser and Sub-Adviser receive no fee.

These agreements provide for automatic termination upon the termination of the advisory or sub-advisory agreement with respect to the Portfolio. The Subsidiary has also entered into separate contracts for the provision of custody and transfer agency services with the same service providers that provide those services to the Portfolio.

The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives. The Portfolio expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Portfolio’s assets. It is also anticipated that the Portfolio’s own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Portfolio and Subsidiary will not be material.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Portfolio. As a result, the Sub-Adviser is subject to the same investment policies and restrictions that apply to the management of the Portfolio, and, in particular, to the requirements relating to leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary, when viewing the Portfolio and the Subsidiary on a consolidated basis. These policies and restrictions are described in detail in the Portfolio’s SAI. The Portfolio’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Portfolio’s Board regarding the Subsidiary’s compliance with its policies and procedures.

On an aggregate basis with the Portfolio, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Portfolio.

The financial statements of the Subsidiary will be consolidated in the Portfolio’s financial statements which are included in the Portfolio’s annual and semi-annual reports. The Portfolio’s Tailored Shareholder Reports are distributed to shareholders; and the annual and semi-annual financial reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

HOW SHARES ARE PRICED

The net asset value (“NAV”) of each share of the Portfolio is determined as of the close of the NYSE” (normally 4:00 p.m. (Eastern Time) on each day it is open for business. Purchases and redemptions of Portfolio shares are made at NAV. NAV is computed by determining the aggregate market value of all assets of the Portfolio, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Portfolio, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio. Each Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee must receive applications for the purchase of shares, as well as all requests for the redemption of shares before 3:30 p.m. (or one-half hour before the close of the NYSE) to assure ample time to transmit to the Portfolio prior to NAV pricing.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary exchange, normally, as of 4:00 p.m. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange, normally, as of 4:00 p.m. or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask price on the primary exchange, normally, as of 4:00 p.m. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Portfolio. Because the Portfolio may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Portfolio does not price their shares, the value of some of the Portfolio’s portfolio of securities may change on days when you may not be able to buy or sell Portfolio shares.

In computing the NAV, the Portfolio values any foreign securities held by the Portfolio at the latest closing price on the exchange on which they are traded immediately prior to, normally, 4:00 p.m. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each mutual fund’s net asset value is calculated based upon reference to the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

This Prospectus describes shares offered by the Portfolio. As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the Participating Life Insurance Companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business. Please refer to your insurance contract prospectus or retirement plan documents for additional information.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the Participating Life Insurance Company, or qualified pension or retirement plan, in good order. All requests received in good order by a Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee before 3:30 p.m. Eastern Time (or one-half hour before the close of the NYSE) on each day the NYSE is open will be executed on that same day. Requests received after 3:30 p.m. (or one-half hour before the close of the NYSE), or on any day the NYSE is closed, will be processed on the next business day. The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and funds to the Portfolio.

The Portfolio typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Portfolio shares, and then from the sale of investment portfolio securities. All the redemption payment methods will be used in regular and stressed market conditions. The Portfolio typically expects that it will pay the respective insurance company redemption proceeds by wire by the business day following the request.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code. As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates.

In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M of the Code and the Investment Company Act of 1940. The Code’s 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) of the Code also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy section 817(h) requirements, the separate accounts, the insurance company, the policies, and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing that it considers abusive. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. If the Portfolio invests in ETFs that hold foreign securities, it is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change or in response to perceived market conditions.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in abusive market timing or other disruptive trading activities. Neither the Portfolio nor the Adviser, nor Sub-Adviser, will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policyholder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policyholders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio seeks to monitor for abusive market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not abusive short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policyholder or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual abusive market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policyholders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor: Ceros Financial Services, Inc. (“Ceros”), 1445 Research Blvd., Suite 530, Rockville, MD 20850, is the distributor for the shares of the Portfolio. Ceros is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Ceros and the Adviser are affiliates because they are under common control. Shares of the Portfolio are offered on a continuous basis.

Distribution Fees: The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of the Portfolio. Shareholders pay annual 12b-1 expenses of up to 0.50%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of Portfolio shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because 12b-1 fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. You should be aware that if you hold your shares of the Portfolio for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Portfolio’s distributor, its affiliates, and the Portfolio’s Adviser and/or Sub-Adviser may each, at their own expense and out of their own assets including their legitimate Portfolio-related profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Portfolio mails only one copy of the Portfolio’s Prospectus and Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-855-647-8268 on days the Portfolio is open for business or contact your financial institution. The Portfolio will begin sending you individual copies 30 days after receiving your request. Copies of the Prospectus, SAI and long form financials are available by phone.

Distributor: Ceros Financial Services, Inc. (“Ceros”), 1445 Research Blvd., Suite 530, Rockville, MD 20850, is the distributor for the shares of the Portfolio. Ceros is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Ceros and the Adviser are affiliates because they are under common control. Shares of the Portfolio are offered on a continuous basis.

Distribution Fees: The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of the Portfolio. Shareholders pay annual 12b-1 expenses of up to 0.50%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of Portfolio shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because 12b-1 fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. You should be aware that if you hold your shares of the Portfolio for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Portfolio’s distributor, its affiliates, and the Portfolio’s Adviser and/or Sub-Adviser may each, at their own expense and out of their own assets including their legitimate Portfolio-related profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory or sub-advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the Portfolio or class if the matter relates only to the Portfolio or class).

CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment if all dividends and distributions). This information for the Portfolio has been derived from the consolidated financial statements audited by the Portfolio’s Independent Registered Public Accounting Firm, Cohen & Company, Ltd. whose report, along with the Portfolio’s consolidated financial statements, are included in the Portfolio’s December 31, 2025 N-CSR, which is available upon request and is incorporated by reference in the SAI.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$26.60	$22.78	$20.65	$21.75	$26.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.86	0.70	0.06	(0.13)
Net realized and unrealized gain (loss)	15.03	4.76	1.47	(1.16)	(1.48)
Total income (loss) from investment operations	15.88	5.62	2.17	(1.10)	(1.61)
Less distributions:
Distributions from net investment income	(3.72)	(1.80)	(0.04)	—	(3.27)
Total distributions	(3.72)	(1.80)	(0.04)	—	(3.27)

Net asset value, end of year	$38.76	$26.60	$22.78	$20.65	$21.75

Total return (b)	59.59%	24.34%	10.51%	(5.06)%	(5.87)%
Net assets, end of year (in 000s)	$57,767	$28,226	$22,700	$17,701	$20,615
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (c)	1.48%	1.49%	1.51%	1.43%	1.47%
Ratio of net expenses to average net assets (c)	1.46%	1.45%	1.47%	1.43%	1.47%
Ratios of net investment income (loss) to average net assets (c,d)	2.45%	3.32%	3.22%	0.29%	(0.51)%
Portfolio turnover rate	223%	212%	194%	359%	184%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns assume reinvestments of all distributions.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests

(d)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

Questions?	855-647-8268

Adviser	Advisors Preferred LLC 1445 Research Blvd., Suite 530 Rockville, MD 20850	Distributor	Ceros Financial Services, Inc. 1445 Research Blvd., Suite 530 Rockville, MD 20850
Sub-Adviser	Flexible Plan Investments, Ltd. 3883 Telegraph Rd, Suite 100 Bloomfield Hills, MI 48302	Legal Counsel	Thompson Hine LLP 41 South High St, 17th Floor Columbus, OH 43215
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Transfer Agent	Ultimus Fund Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Custodian	U.S. Bank N.A. 425 Walnut St. Cincinnati, OH 45202

Additional information about the Portfolio is included in the Portfolio’s SAI dated May 1, 2026, and is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio’s policies and management. Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders and a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the Prospectus, SAI, Annual and Semi Annual Reports and the financial statements , or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-855-647-8268 or visit www.advisorspreferred.com. You may also write to:

Regular Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Express/Overnight Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520, or by visiting the SEC’s Public Reference Room at 100 F Street, NE, Washington, DC 20549.

Investment Company Act File # 811-22756

Quantified Gold Futures Tracking Portfolio

(Formerly, The Gold Bullion Strategy Portfolio)

a Series of advisors preferred Trust

Statement Of Additional Information

May 1, 2026

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for the Quantified Gold Futures Tracking Portfolio (the "Portfolio") dated May 1, 2026. The Portfolio's Prospectus is incorporated herein by reference into this SAI (i.e., legally made a part of this SAI). Copies may be obtained without charge by calling toll free 855-647-8268 or by contacting the Portfolio's Transfer Agent at:

Regular/Express Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Overnight Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

You may also obtain a Prospectus by visiting the website at www.advisorspreferred.com.

TABLE OF CONTENTS	Page
Description of the Trust and Portfolio	1
Additional Information about the Portfolio's Investments and Risks	1
Management of the Portfolio	21
Organization and Management of Wholly Owned Subsidiary	26
Code of Ethics	26
Control Persons and Principal Holders of Securities	26
Investment Advisory and Other Services	27
Investment Adviser	27
Sub-Adviser	27
Distributor	27
Custodian	30
Fund Services	31
Independent Registered Public Accounting Firm	32
Legal Counsel	32
Brokerage Allocation and Other Practices	33
Securities Lending Transactions	33
Disclosure of Portfolio Holdings	32
Anti-Money Laundering Program	34
Purchase, Redemption and Pricing of Shares	34
Frequent Purchase and Redemption of Portfolio Shares	37
Redemption In Kind	38
Tax Status	38
Proxy Voting Policies and Procedures	43
Consolidated Financial Statements	43
Adviser's Proxy Voting Policies and Procedures	A-1
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DESCRIPTION OF THE TRUST AND PORTFOLIO

The Quantified Gold Futures Tracking Portfolio is a diversified series of Advisors Preferred Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated August 15, 2012 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or the "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Portfolio is one of the series currently authorized by the Trustees. The investment adviser to the Portfolio is Advisors Preferred LLC (the "Adviser"). The investment sub-adviser to the Portfolio is Flexible Plan Investments, Ltd. (the "Sub-Adviser").

The Portfolio does not issue share certificates. All shares are held in non-certificated form registered on the books of the Portfolio and the transfer agent for the account of the shareholder. The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges. Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Portfolio have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Portfolio are subject to involuntary redemption if the Trustees determine to liquidate the Portfolio. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Portfolio, see "How to Purchase and Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Portfolio's assets, see "How to Purchase and Redeem Shares" and "How Shares are Priced" in the Prospectus and "Pricing of Shares" in this SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS AND RISKS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Portfolio and/or Subsidiary may make and some of the techniques the Portfolio and/or Subsidiary may use, as described in the Risk/Return Summary in the Prospectus. Additional non-principal strategies and risks also are discussed here. For purposes of describing these strategies and risks, references to the Portfolio are deemed to include the Subsidiary as well.

Asset-Backed Securities and Collateralized Debt Obligations

The Portfolio may invest in asset-backed securities and collateralized debt obligations ("CDOs"). Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables, and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA from S&P Ratings Group ("S&P") and the latter receiving ratings of B to BBB. The ratings

28

reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Portfolio to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Portfolio, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of Portfolios. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' Acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain Portfolios to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of Portfolios to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Portfolio may invest in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading, for example, on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or Sub-Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the Net Asset Value ("NAV") per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares may also contribute to such shares trading at a discount to their NAV.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase, and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Portfolio's Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

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Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes, and commercial paper). The Portfolio considers corporate debt securities to be of investment grade quality if they are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") (Baa3 or higher) or by S&P (BBB- or higher), or, if unrated, determined by the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Portfolio may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore, an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser or Sub-Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Portfolio. The Portfolio's investments in debt instruments may be in the form of a zero-coupon bond or other original issue discount ("OID") instruments. The following risks are created by investing in OID instruments.

a)	The higher interest rates of OID instruments reflect the payment deferral and credit risk associated with them. Investors in the Portfolio share the risks and rewards of OID and market discount. These risks, however, are not shared by the Adviser and Sub-Adviser, who in the case of payment-in-kind ("PIK") loans, collect higher asset-based fees with no deferral of cash payments and no repayment obligation to the Portfolio if any of these loans are uncollectible.
b)	OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
c)	OID instruments generally represent a significantly higher credit risk than coupon loans.
d)	OID income received by the Portfolio may create uncertainty about the source of the Portfolio's cash distributions. For accounting purposes, any cash distributions to shareholders representing OID or market discount income are not treated as coming from paid-in capital, even though the cash to pay them comes from the offering proceeds. Thus, although a distribution of OID or market discount interest comes from the cash invested by shareholders, Section 19(a) of the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
e)	In the case of PIK debt, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the management fee at a compounding rate. In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur

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subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, preferred stock, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond the control of the Adviser or Sub-Adviser. As a result, the return and NAV of the Portfolio will fluctuate. Securities in the Portfolio's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Portfolio holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange-Traded Funds

The Portfolio may invest in a range of exchange-traded Funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50. Additionally, the Portfolio may invest in new exchange traded shares as they become available and to the extent that such an investment would be consistent with the requirements of the 1940 Act, and the relevant SEC guidelines or rules and the Fund's investment objectives.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index"). SPDRs trade on the NYSE Arca Exchange under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the NYSE Arca Exchange under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the NYSE Arca Exchange under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the NYSE Arca Exchange under the symbol QQQ. The iShares are managed by Barclays Global Investors, N.A. ("Barclays"). They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Barclay's Capital U.S. Aggregate Index and the Barclay's Capital 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares International ETF represents a broad portfolio of publicly traded stocks in a selected country. Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index. Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Barclay's Capital bond index. ETFs (both stock and fixed income) are subject to all of the common stock risks, and the International iShares are subject to all of the foreign securities risks described above. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in investment companies, see "Investments in Other Investment Companies" below.

When the Portfolio invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Portfolio's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those

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sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Portfolio may redeem creation units for the underlying securities (and any applicable cash) and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the fund's manager believes it is in the fund's interest to do so. The Portfolio's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by a Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV value falls below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF the Portfolio will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Portfolio invests in a sector product, the Portfolio will be subject to the risks associated with that sector.

Foreign Securities

Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks, or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Portfolio and Underlying Funds (as defined below) may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

Generally, the Portfolio uses futures as a substitute for an underlying or reference asset or index. The Portfolio may at times engage in futures transactions for hedging purposes. This means that a purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security or reference asset or index. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If the Portfolio owns Treasury bonds and the portfolio managers expect interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the NAV of the Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Portfolio may take a long position in interest

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rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or to close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

Risk of Loss Although the Portfolio may believe that the use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts or if the Adviser's or Sub-Adviser's investment judgment proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, the purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Portfolio will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

Margin Requirements: The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•	Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and
•	Are similar to good faith deposits or performance bonds.
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Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

Liquidity Impact of Margin and Segregation Requirements. Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover (i.e. pledge assets to assure Portfolio performance) its open futures obligations, the segregated assets may be available to the Portfolio immediately upon closing out the futures position. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

Cover (i.e., pledged assets to assure Fund performance) for Futures Contracts. Transactions involving futures contracts expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either: (1) an offsetting ("covering") position in other futures contracts; or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover (make good) its potential obligations to the extent not covered as provided in (1) above. The Portfolio may enter into agreements with broker-dealers, which require the broker-dealers to accept physical settlement for certain futures contracts.

Forward Contracts

The Portfolio may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction.

Foreign Currency Transactions

The Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates or as an investment strategy. Forward currency contracts are not traded on regulated commodities exchanges. The Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a foreign currency futures or forward currency position, in which case the Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolio values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies

The Portfolio may invest in call and put options on domestic and foreign securities and foreign currencies. The Portfolio may purchase and write call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated, or as an investment strategy. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of

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such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies for hedging purposes and may also speculate in options on foreign currencies. The Portfolio may invest in options on foreign currencies which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will typically purchase exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event that no liquid secondary market exists, it might not be possible to affect closing transactions in particular options. If the Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

Gold Bullion

Investments in physical Gold bullion involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of Gold; (2) the concentration of Gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of Gold and sales of central bank Gold holdings; (3) unpredictable international monetary policies, economic and political conditions; and (4) possible adverse tax consequences for the Portfolio from making Gold bullion investments, if it fails to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). An adverse change with respect to any of these risk factors could have a significant negative effect on the Portfolio's NAV per share. Physical Gold bullion investments are subject to additional expenses such as storage, insurance, and assaying and may be illiquid and difficult to buy and sell at times the sub-adviser considers optimal.

Swap Agreements

The Portfolio may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities, or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Portfolio calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. The Portfolio will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid under the Portfolio's illiquid investment limitations. The Portfolio will not enter into any swap agreement unless the Adviser or Sub-Adviser believes that the other party to the transaction is creditworthy. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Portfolio may enter into a swap agreement in circumstances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

High Yield Securities

The Portfolio may invest in high yield securities as a non-principal strategy. High yield, high risk bonds are securities that are generally rated below investment grade by the rating agencies (e.g., BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments and include the following risks:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes, or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Portfolio will experience a decrease in income and a decline in the market value of its investments. An Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower-rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.

Liquidity Risk. There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, corporations (including foreign corporations), limited partnerships and other pooled investment vehicles, including those commonly known as hedge funds (i.e. investment vehicles that are excluded from the definition of investment company under Section 3(c)(1) or 3(c)(7) of the 1940 Act) ("Underlying Funds") that invests in lower-rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

Credit Quality Risk. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation Risk. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally insured savings and loan associations to divest their investments in high-yield, high-risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund's investments in lower-rated securities.

High-yield, high-risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking Portfolios.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

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Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds commonly sold without registration under the Securities Act of 1933, as amended (the "Securities Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less-developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Illiquid and Restricted Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Portfolio might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Trust's Board, the Portfolio's Adviser or Sub-Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is not a question of fact. In making this determination, the Adviser or Sub-Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser or Sub-Adviser will also determine that the paper (a) is not traded flat or in default as to principal and interest, and (b) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser or Sub-Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser or Sub-Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Income Trusts

The Portfolio may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the "unitholders." Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or "trust units" are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust,

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and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest Portfolios in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit's market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offered in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long-term capital assets (e.g., pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasted asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Indexed Securities

The Portfolio may purchase indexed securities consistent with its investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices, or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Portfolio may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and relevant SEC guidelines or rules and the Portfolio's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Portfolio becomes a shareholder of that investment company. As a result, the Portfolio's shareholders indirectly will bear the Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio's shareholders directly bear in connection with the Portfolio's own operations.

Generally, under Section 12(d)(1) of the 1940 Act, the Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual Portfolios) but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act allows the Portfolio to exceed the 5% limitation and the 10% limitation described above. Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Portfolio (or the Adviser or Sub-Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such

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investments by the Portfolio may cause shareholders to bear duplicate fees. The Portfolio may also invest in ETFs or other mutual funds in excess of the 3%/5%/10% limits described above in reliance upon Rule 12d1-4 under the 1940 Act.

Lending Portfolio Securities

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Mortgage-Backed Securities

The Portfolio may invest in mortgage-backed securities ("MBS"). MBS represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential MBSs have been issued by governmental agencies such as Ginnie Mae, Fannie Mae, and Freddie Mac. The Portfolio does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities in which the Portfolio may invest may include the following:

Guaranteed Mortgage Pass-Through Securities. The Portfolio may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the Portfolio will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable-rate mortgage loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae, or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets").

Multi-class pass-through securities are equity interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the Portfolio to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

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The Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates. Ginnie Mae is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed Portfolios are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately-owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides Portfolios to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their Portfolios for additional lending. Fannie Mae acquires Portfolios to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of Portfolios available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects. On September 7, 2008, the U.S. Treasury Department, and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal amounts of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal amounts at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no

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later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable-rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities. The Federal Home Loan Bank system ("FHLB") was created in 1932 pursuant to the Federal Home Loan Bank Act. FHLB was created to support residential mortgage lending and community investment. FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. FHLB banks are among the largest providers of mortgage credit in the U.S.

FHLB is also one of the world's largest private issuers of fixed-income debt securities, and the Office of Finance serves as FHLB's central debt issuance facility. Debt is issued in the global capital markets and the Portfolio is channeled to member financial institutions to Portfolio mortgages, community development, and affordable housing.

Securities issued by FHLB are not obligations of the U.S. government and are not guaranteed by the U.S. government. FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of FHLB banks. The bonds or discount notes will not limit other indebtedness that FHLB banks may incur, and they will not contain any financial or similar restrictions on FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of FHLB Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

The Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Although the interest earned on many municipal securities is exempt from federal income tax, the Portfolio may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Options

The Portfolio may utilize call and put options on securities and/or futures to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio's portfolio and to generate income or gain for the Portfolio. The ability of the Portfolio to successfully utilize options will depend on the Adviser's or Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Portfolio may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Portfolio (and involved in the options) on the Portfolio's NAV per share and to generate additional revenues.

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A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which the Portfolio sells (writes) will be covered or secured, which means that the Portfolio will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Portfolio's custodian consisting of liquid debt obligations equal to the market value of the option, marked to market daily. When the Portfolio writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received, and the market value of the underlying security determine the gain or loss realized by the seller.

When the Portfolio sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, the Portfolio deposits U.S. government securities (or other high-grade debt obligations) in a segregated account at its custodian. The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Portfolio maintains the segregated account so long as it is obligated as the seller. The obligation of the Portfolio is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Portfolio. The Portfolio's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Portfolio's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received, and the interest earned on its segregated account. Although the Portfolio risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Portfolio's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

The Portfolio will write options on such a portion of its portfolio as management determines is appropriate in seeking to attain the Portfolio's objective. The Portfolio will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Portfolio can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Portfolio, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Portfolio to write another option on the underlying security with either a different exercise price or expiration date or both.

The Portfolio may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. The Portfolio may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Portfolio would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Portfolio will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser or Sub-Adviser may incorrectly analyze the security, resulting in a loss to the Portfolio. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the Portfolio.

Publicly Traded Partnerships and Master Limited Partnerships

The Portfolio may invest in publicly traded partnerships ("PTPs") and master limited partnerships ("MLPs"). PTPs are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called MLP's and public limited partnerships. Certain MLPs may not be considered publicly traded. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships, or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, or MLP, he or she becomes a limited partner. PTPs and MLPs are formed in several ways. A non-traded partnership may decide

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to go public. Several non-traded partnerships may "roll up" into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP or MLP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to a PTP or MLP, although since 1986 the tax consequences have made this an unappealing for a newly formed company may operate as a PTP or MLP from its inception.

There are different types of risks to investing in PTPs and MLPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP or MLP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP's or MLPs which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs or MLPs revenue stream negatively. PTPs and MLPs also carry some interest rate risks. During increases in interest rates, PTPs or MLPs may not produce decent returns to shareholders.

Real Estate Investment Trusts ("REITs")

The Portfolio may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;
•	infrequent or limited trading;
•	more abrupt or erratic price movements than larger company securities; and
•	in addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Portfolio purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Portfolio may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

The Portfolio will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Portfolio in each repurchase agreement. In the event of default or bankruptcy by the seller, the Portfolio will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Portfolio) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy

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or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Transactions

The Portfolio may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Portfolio may decline below the price of the securities the Portfolio has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities. During that time, the Portfolio's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser or Sub-Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser or Sub-Adviser might miscalculate their value resulting in a loss to the Portfolio. Another risk is the underlying common stock may not reach the Adviser's or Sub-Adviser's anticipated price within the life of the right.

Short Sales

The Portfolio may seek to realize additional gains or hedge investments by selling a security short. A short sale is a transaction in which the Portfolio sells a security that it does not own in anticipation of a decline in the market price of the security. To complete the short sale, the Portfolio must arrange through a broker to borrow the security in order to deliver it to the buyer. The Portfolio is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender. The price at which the Portfolio is required to replace the borrowed security may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. Until the short position is closed out, the Portfolio will also incur fees and other transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Portfolio will receive the net proceeds after it closes out the short position by replacing the borrowed security. Until the Portfolio closes the short position, the Portfolio also must maintain a segregated account with its custodian consisting of cash or other liquid securities in an amount at least equal to (i) the current market value of the security sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale). The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Portfolio's potential loss on a short sale, which is unlimited.

The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest, or expenses the Portfolio may be required to pay in connection with the short sale. There can be no assurance that the Portfolio will be able to close out a short position at any particular time or at an acceptable price.

STRIPS

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Portfolio purchases the principal portion of the STRIP, the Portfolio will not receive regular interest payments. Instead, they are sold at a deep discount from their face value. The Portfolio will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other Portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Portfolio takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

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The commercial paper obligations which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolio's Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

The Portfolio may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances but are not backed by the full faith and credit of the U.S. government.

The Portfolio's investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that "steps-up" periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in long-term securities in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Portfolio to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Underlying Funds

The Portfolio may invest a portion of its assets directly, or through the Subsidiary, in corporations (including foreign corporations), limited partnerships and other pooled investment vehicles, including those commonly known as hedge funds (i.e.. investment vehicles that are excluded from the definition of investment company under Section 3(c)(1) or 3(c)(7) of the 1940 Act) ("Underlying Funds"). Hedge fund investments, if any, are limited to 10% of Portfolio assets. Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading adviser, pursuant to a proprietary strategy. The Underlying Funds may use a form of leverage often referred to as "notional funding." That is, the nominal trading level for an Underlying Fund will exceed its cash assets. For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $10,000,000. The use of leverage will increase the volatility of an Underlying Fund's returns. In addition, the leverage may make the Underlying Funds subject to more frequent margin calls. Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal. However, additional funds to meet margin calls are available only to the extent of the Underlying Fund's assets and not from the Subsidiary or the Portfolio. Underlying Fund management fees may be based on the nominal trading level and not the cash assets of the Underlying Fund. For illustration purposes only, assume an Underlying Fund has assets of $50 million. The Underlying Fund is notionally funded and uses a nominal trading level of $200 million. The Underlying Fund pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000. While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Fund's trading account. The Underlying Funds are typically offered privately and no public market for such securities will exist.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser or Sub-Adviser might miscalculate their value, resulting in a loss to the Portfolio. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's or Sub-Adviser's anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Portfolio's custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the

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custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and the ability of the Adviser or Sub-Adviser to manage them may be affected in the event the Portfolio's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchasing until it has paid for and delivered on the settlement date.

Wholly Owned Subsidiary

The Portfolio may invest up to 25% of its total assets in its wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in Gold bullion-related ETFs, Underlying Funds, ETNs, Gold bullion and Gold bullion-related derivatives. As a result, the Portfolio may be considered to be investing indirectly in these investments through the Subsidiary. For that reason, and for the sake of convenience, references in this SAI to the Portfolio may also include the Subsidiary.

The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act, as noted in this SAI. The Portfolio, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Adviser with investment execution conducted by the Sub-Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Portfolio or its shareholders. The Portfolio's Board has oversight responsibility for the investment activities of the Portfolio, including its investment in the Subsidiary, and the Portfolio's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser and Sub-Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Portfolio, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this SAI and could negatively affect the Portfolio and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

Regulation as a Commodity Pool Operator

The Adviser, with respect to the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio's operations. Accordingly, neither the Portfolio nor the Adviser is subject to registration or regulation as a commodity pool operator.

Portfolio Turnover

The Portfolio may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with attaining the investment objective of the Portfolio. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes. The Portfolio's portfolio turnover rate for the fiscal years ended December 31, 2023, December 31, 2024, and December 31, 2025 was 194%, 212%, and 223% respectively. It is expected that the portfolio turnover rate for the Portfolio will exceed 100% on an annual basis.

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Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Portfolio and are fundamental ("Fundamental") (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio). As used in the Prospectus and the SAI, the term "majority" of the outstanding shares of the Portfolio means the lesser of: (1) 67% or more of the outstanding shares of the Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. Other investment practices, which may be changed by the Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude the Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

2. Senior Securities. The Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to be similar to the issuance or sale of a senior security by the Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. Except for Gold bullion, the Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing or selling options, futures, or forward contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Portfolio's total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities.

7. Concentration. The Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries and the Portfolio will not invest 25% or more of its total assets in any investment company that concentrates, except that the Portfolio will concentrate (i.e., will invest 25% or more of its assets under normal circumstances) in securities of Gold bullion industry entities including investment companies that concentrate in securities of Gold bullion issuers. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. For purposes of measuring concentration, the Portfolio treats the Subsidiary on a consolidated basis and the Subsidiary is subject to the same concentration policy.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Portfolio and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1. Pledging. The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits,

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security interests, liens, and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge, or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Portfolio will not purchase any security while borrowings representing more than one-third of its total assets are outstanding.

3. Margin Purchases. The Portfolio will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

Other Investment Limitations. Pursuant to Rule 22e-4 of the Act, the Portfolio will not invest 15% or more of its net assets in illiquid securities such as those where there are legal or contractual restrictions on resale and other illiquid securities. However, if more than 15% of Portfolio net assets are illiquid, the Portfolio's Adviser or Sub-Adviser will reduce illiquid assets such that they do not represent more than 15% of Portfolio assets, subject to timing and other considerations which are in the best interests of the Portfolio and its shareholders.

MANAGEMENT OF THE PORTFOLIO

The Board supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires, or is removed. As of May 1, 2026, the Portfolio is one of 22 series in the "Fund Complex." The Board will meet at least four times a year to review the progress and status of the Portfolio.

Board Leadership Structure

The Trust is led by Catherine Ayers-Rigsby, who has served as the Chairperson of the Board and President since November 2012. Ms. Ayers-Rigsby is an interested person of the Trust under the 1940 Act by virtue of her status as an interested person (officer) of the Trust's investment adviser and its principal underwriter. The Board is comprised of two interested person Trustees ("Interested Trustees") and three independent Trustees, those who are not interested persons of the Trust under the 1940 Act ("Independent Trustees"). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, because certain 1940 Act governance guidelines may apply to the Trust from time to time, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairperson of the Board, in her capacity as a Trustee and officer is generally responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have an executive Chairperson of the Board, who also serves as President (principal executive officer) and who is seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its chairperson, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, this Portfolio and each shareholder because of the Board's collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board of Trustees is comprised of two Interested Trustees and three Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibility. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Ms. Ayers-Rigsby has over 25 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. Mr. Brian S. Humphrey has over a decade of business experience in the financial services technology industry and brokerage business and is familiar with the regulatory framework and restrictions under which a fund must operate. Mr. Felix Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. Mr. David Feldman has over two decades of business experience in the financial services industry and brokerage business and is familiar with the regulatory framework and restrictions under which a fund must operate. Mr. Charles R. Ranson has more than 20 years of business experience in strategic analysis and planning, risk assessment, and capital formation in the operation of complex organizations and entrepreneurial ventures. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

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The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Independent Trustees

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Past Five Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, since November 2012	Principal, Ranson & Associates (business consultancy), (since 2003)	22	Northern Lights Fund Trust IV (39 series) (since July 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, since November 2012	Managing Partner, Independent Channel Advisors, LLC (consultancy practice), (since January 2011)	22	Alpha Alternative Assets Fund (since November 2022), Roundhill ETF Trust (since October 2023)
David Feldman Born: 1963	Trustee	Indefinite, since September 2017	Independent Consultant (since 2015)	22	None
1.	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 1145 Research Blvd., Suite 530, Rockville, MD 20850.
2.	The "Fund Complex" comprises registered investment companies for which Advisors Preferred LLC serves as investment adviser, the Trust (21 series) and the North Country Funds (1 series).

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Interested Trustees & Officers

Name, Address [1] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Catherine Ayers-Rigsby(3) Born: 1948	Trustee, Chairperson, President	Indefinite; since November 2012	CEO, Advisors Preferred, LLC (“Advisors Preferred”)(Since June 2011); President, Ceros Financial Services, Inc. ("Ceros") (broker dealers) (since August 2009); President, Atcap Partners, LLC, ("Atcap") (investment adviser) (since July 2011)	22	None
Brian S. Humphrey(4) Born: 1972	Trustee	Indefinite; since November 2012	Director, Sales & Marketing Advisors Preferred & Ceros (since January 2011)	22	None
Christine Casares Born: 1975	Treasurer	One Year ; since May 2019	Vice President, Tax Administration, Ultimus (since January 2016)	N/A	N/A
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Angela Holland Born: 1970	Chief Compliance Officer	One Year; since July 2020

Chief Compliance Officer of:, Advisors Preferred (since March 2022);

Ceros (Since January 2016);

AtCap (since March 2022); and

Innovation X Advisors, Inc. (investment adviser) (since July 2022);
Compliance Manager, Advisors Preferred (April 2012 – March 2022 );

Compliance Manager, AtCap
(April 2012 - March 2022 )

				N/A	N/A
Jimmy Chao Born 1971	Assistant Treasurer	One Year; Since November 2017	Assistant Vice President, Fund Administration Ultimus (since April 2021)	N/A	N/A
Jeff Meacham Born: 1976	Assistant Treasurer	One Year; Since November 2021	Head Trader and Operations Specialists, Ceros, Advisors Preferred	N/A	N/A
Daniel Gibson Born: 1984	Assistant Treasurer & Secretary	One Year; Since November 2021 One Year Since October 2022	Directors, Mutual Fund Operations, Advisors Preferred; Trading Execution Specialist, Ceros	N/A	N/A
Teresa Ritchie Born 1959	Assistant Secretary	One Year Since October 2022	Legal Administration, Ultimus (since May 2012)	N/A	N/A
1.	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 1145 Research Blvd., Suite 530, Rockville, MD 20850. The address of D, Gibson, A. Holland and J. Meacham is Advisors Preferred Trust. The address of C. Casares, J. Chao, and T. Ritchie is Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.
2.	The "Fund Complex" comprises registered investment companies for which Advisors Preferred LLC serves as investment adviser, the Trust (21 series) and the North Country Funds (1 series).
3.	Ms. Ayers-Rigsby is an interested Trustee because she is an officer of the Trust, an officer of the Trust's investment adviser and an officer of the Trust's principal underwriter.
4.	Mr. Humphrey is an interested Trustee because he is an officer of the Trust's principal underwriter.

The Trust's audit committee consists of Mr. Rivera, Mr. Ranson, and Mr. Feldman. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Portfolio, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Portfolio's financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Portfolio's independent auditors and the full Board. None of the audit committee members are "Interested" as defined in the 1940 Act. During the fiscal year ended December 31, 2025, the Audit Committee met six times.

The Trust does not have a nominating committee, but the Audit Committee will perform nominating committee functions, when and if needed. The Trust does not intend to accept trustee nominations submitted by shareholders, except as may be required by law. Presently, there is not a legal requirement to accept trustee nominations submitted by shareholders.

Compensation

Each Trustee who is not affiliated with the Trust, Adviser or Subadviser receives $72,000 minimum per year plus at least $2,500 per meeting for certain special meetings, which varies based on the matters submitted. The foregoing compensation is paid in quarterly payments and per special meeting. Each Trustee is reimbursed for any reasonable expenses incurred in attending the Meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trustees are compensated by the Adviser rather than the Portfolio.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2025. The Trust does not have a bonus, profit sharing, pension, or retirement plan.

Name and Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex* Paid to Directors
Charles R. Ranson	$72,000	none	none	$72,000
Felix Rivera	$72,000	none	none	$72,000
David Feldman	$72,000	none	none	$72,000
Catherine Ayres-Rigsby	none	none	none	none
Brian S. Humphrey	none	none	none	none
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*The term "Fund Complex" consists of registered investment companies for which Advisors Preferred LLC serves as investment adviser, the Trust (21 series) and The North Country Funds (1 series).

Trustee and Management Ownership

As of December 31, 2025, the Trustees beneficially owned the following amounts in the Portfolio and Fund Complex, respectively:

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in Family of Investment Companies* Overseen by Trustee
Charles R. Ranson	None	None
Felix Rivera	None	None
David Feldman	None	None
Catherine Ayers-Rigsby	None	Over $100,000
Brian S. Humphrey	None	$10,001 - $50,000

* Family of Investment Companies refers to Advisors Preferred Trust (21 series) and its series and The North Country Funds and its sole series.

As of December 31, 2025, the Trustees, as a group, owned less than 1.00% of the Portfolio's outstanding shares and less than 1.00% of the Fund Complex's outstanding shares.

ORGANIZATION AND MANAGEMENT OF WHOLLY OWNED SUBSIDIARY

The Portfolio may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, Gold bullion and Gold bullion-related derivatives; as well as pooled investment vehicles..

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of GBSP Fund, Limited, c/o Walkers Corporate Limited, 190 Elgin Avenue, George Town, Grand Cayman KY1-9001, Cayman Islands. The Subsidiary's affairs are overseen by a board of directors as indicated below:

Director	Position/Term of Office*
Christine Casares	Director since December 2021
Teresa Ritchie	Director since September 2022

*Each Director's term of office is indefinite until his/her resignation.

The Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary's portfolio. The Adviser has entered into a separate contract with the Sub-Adviser for the investment management of the Subsidiary's portfolio. The Subsidiary's financial statements are not audited separately, but are consolidated with those of the Portfolio, which are audited by Cohen & Company, Ltd, the Portfolio's independent registered public accounting firm. The Subsidiary has entered into a separate contract with U.S. Bank N.A. to serve as the Subsidiary's custodian, and with Ultimus to serve as the Subsidiary's accountant and transfer agent. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Portfolio. The Portfolio's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures and makes periodic reports to the Portfolio's Board regarding the Subsidiary's compliance with its policies and procedures.

The Adviser and Sub-Adviser do not receive compensation from the Subsidiary for their services. The Subsidiary will bear the fees and expenses incurred in connection with the custody, accounting, and transfer agency that it receives. The Portfolio expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Portfolio's assets. It is also anticipated that the Portfolio's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Portfolio's investment in the Subsidiary will not result in the Portfolio paying duplicative fees for similar services provided to the Portfolio and Subsidiary.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act and in order to protect against certain unlawful acts, practices, and courses of business by certain individuals or entities related to the Portfolio, the Trust, Distributor, Adviser, and the Sub-Adviser have each adopted a Code of Ethics and procedures for implementing the provisions of their respective Code. The personnel of the Trust, Adviser, and the Sub-Adviser are permitted to purchase securities including those that may be purchased, held, or sold by the Portfolio, subject to the Code of Ethics.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. A shareholder who controls the Portfolio can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Portfolio's fundamental policies or the terms of the management agreement with the Adviser or Sub-Adviser.

As of April 8, 2026, Trustees and officers as a group owned no shares of the Portfolio and the following separate accounts of record owned 5% or more of the outstanding shares of the Portfolio Shares.

Name & Address	Percentage of Portfolio
Jefferson National Life Insurance Co 10350 Ormsby Park Place Louisville, KY 40223	94.22%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Trustees selected Advisors Preferred LLC (the "Adviser") as the investment adviser to the Portfolio. The Adviser is wholly owned by DGBM Holdings, LLC ("DGBM"), a Delaware limited liability company. DGBM controls the Adviser.

Subject to the supervision and direction of the Trustees, the Adviser manages the Portfolio's securities and investments (directly or through a sub-adviser or sub-advisers) in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Portfolio. The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Portfolio, and the Adviser. Pursuant to the Management Agreement, the Portfolio pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Portfolio's average daily net assets. During the fiscal years ended December 31, 2023, December 31, 2024, and December 31, 2025, the Portfolio paid $161,325, $187,591, and $308,096 respectively, in advisory fees.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio's current Prospectus and SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Portfolio and, as such shall, directly or through a sub-adviser, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser and/or any sub-adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser or Sub-Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio's investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolio or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement with respect to the Portfolio was most recently approved by the Board, including by a majority of the Independent Trustees, at a meeting held on May 21, 2025.

The Management Agreement will continue in effect from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Management Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

Pursuant to a Liquidity Program Administrator Agreement, the Adviser provides a Liquidity Program Administrator to the Portfolio to oversee the Trust's Liquidity Risk Management Program (the "Program") with respect to the Portfolio and provide support services related to the Portfolio's compliance with Rule 22e-4 under the 1940 Act through the Program. Unless waived, the Adviser is entitled to receive $9,000 per year plus out-of-pocket expenses from the Portfolio for its services. The Trust and Adviser each indemnify

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and hold the other party harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities arising out of or attributable to a breach of the agreement or which arise out of lack of good faith, gross negligence or willful misconduct with respect to performance under or in connection with the agreement. The agreement may be terminated by either party on 90 days' notice. The Adviser waived Program fees for the fiscal year ended December 31, 2025.

Sub-Adviser

The Trustees and Adviser have appointed Flexible Plan Investments, Ltd. ("FPI") as the investment Sub-Adviser to the Portfolio. Jerry C. Wagner is the majority shareholder of the Sub-Adviser and is deemed to control the Sub-Adviser.

Subject to the supervision and direction of the Trustees and the Adviser, the Sub-Adviser manages the Portfolio's securities and investments in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions and places orders (via the Adviser) to purchase and sell securities on behalf of the Portfolio. The fee paid to the Sub-Adviser is governed by an investment sub-advisory management agreement ("Sub-Advisory Agreement") between the Adviser and Sub-Adviser. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not the Portfolio), a monthly fee equal to the annual rate of 0.550% of up to $300 million of Portfolio Assets sub-advised by FPI ("Subadviser Assets"),0.575% of Subadviser Assets between $300 million and $400 million, 0.600% of Subadviser Assets between $400 million and $600 million, and 0.650% of Subadviser Assets in excess of $600 million. In addition to the sub-advisory fee, FPI may receive shareholder servicing fees for providing certain shareholder services to clients of FPI who are also shareholders in the Portfolio. FPI reduces any amount due FPI under contractual relationships with its clients by amounts received from the Portfolio.

The Sub-Advisory Agreement shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Sub-Advisory Agreement shall terminate automatically in the event of its assignment. The Sub-Advisory Agreement was most recently approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on May 21, 2025.

Jerry C. Wagner, President, CEO and controlling shareholder of the Sub-Adviser; and Daniel Poppe, Senior Research Analyst of FPI serve as the portfolio managers responsible for the day-to-day management of the Portfolio. As of December 31, 2025 they were responsible for the management of the following other types of accounts (other than the Portfolio):

Jerry C. Wagner

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	15	$1,086 million	none	none
Other Pooled Investment Vehicles	0	none	0	none
Other Accounts	3,250	$397 million	none	none

Daniel Poppe

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	15	$1,086 million	none	none
Other Pooled Investment Vehicles	0	none	0	none
Other Accounts	3,250	$397 million	none	none

Conflicts of Interest

As indicated in the table above, a portfolio manager may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

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When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Adviser and Sub-Adviser have adopted policies and procedures designed to address these potential material conflicts. For instance, the Adviser and Sub-Adviser each utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Each portfolio manager's compensation is paid by FPI and not the Portfolio. Their compensation primarily consists of a fixed base salary and a discretionary bonus. The portfolio managers' fixed base salary is reviewed periodically and may be increased based on consideration of various factors including, but not limited to, each manager's experience, overall performance, and management responsibilities. Along with all other employees of FPI, the portfolio managers may participate in the firm's retirement plan where FPI may make matching contributions up to a defined percentage of their salary. The portfolio managers' salary, bonus, and retirement plan benefits are not based presently on the performance of the Portfolio, or the value of assets held in the Portfolio's investment portfolio. Mr. Wagner also receives a portion of the profits of FPI.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Portfolio as of December 31, 2025:

Portfolio Manager	Dollar Range of Equity Securities in the Portfolio
Jerry C. Wagner	over $1,000,000
Daniel Poppe	None

Distributor

Ceros, 1445 Research Blvd., Suite 530, Rockville, MD 20850 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor and the Adviser are affiliates because they are under common control. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Portfolio's shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its reasonable efforts to distribute the Portfolio's shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of the Portfolio on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from the Portfolio during the fiscal period ended December 31, 2025.

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
$0	$0	$5,384	$205,397
*	The Distributor also received 12b-1 fees of $205,397 from the Portfolio as described under the following section entitled "Rule 12b-1 Plan".

Rule 12b-1 Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Portfolio's shares (the "12b-1 Plan") pursuant to which the Portfolio pays fees to the Distributor for providing distribution and/or shareholder services to the Portfolio. Under the 12b-1 Plan, shares of the Portfolio may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.50% of the Portfolio's average net assets as compensation for the Distributor providing account maintenance and distribution services to shareholders. Such fees are to be paid by the Portfolio monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the share class's average daily net assets during the preceding month and shall be calculated and accrued daily. The Portfolio may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the

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Distributor. The 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Portfolio shareholders, including arranging for certain securities dealers or brokers, administrators, and others ("Recipients") to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Portfolio shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Portfolio; assisting in the establishment and maintenance of accounts or sub-accounts in the Portfolio and in processing purchase and redemption transactions; making the Portfolio's investment plan and shareholder services available; and providing such other information and services to investors in shares of the Portfolio as the Distributor or the Trust, on behalf of the Portfolio, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Portfolio. The Adviser and Sub-Adviser may be compensated by the Distributor for their distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly, to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Rule 12b-1 Plan will continue in effect from year to year, provided such continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may be terminated at any time for the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding shares of the Portfolio.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by a Portfolio unless such amendment is approved by the vote of a majority of the outstanding voting shares of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon not more than sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

For the fiscal year ended December 31, 2025, the Portfolio paid the following in allocated distribution fees:

Rule 12b-1 Expenditures Paid by the Portfolio During the Fiscal Year Ended December 31, 2025
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to Dealers	$205,397
Compensation to sales personnel	$0
Other	$0
Total	$205,397

Custodian

U.S. Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 serves as the Portfolio's custodian ("Custodian"). The Custodian acts as the Portfolio's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolio's request and maintains records in connection with its duties.

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Fund Services

Fund Administration, Fund Accounting and Transfer Agent Services

Ultimus, which has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, serves as administrator, fund accountant and transfer agent for the Portfolio pursuant to a Fund Services Agreement (the "Agreement"), subject to the supervision of the Board. Ultimus is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. Ultimus may also provide persons to serve as officers of the Portfolio. Such officers may be directors, officers, or employees of Ultimus or its affiliates. Ultimus and its affiliate companies, including BluGiant, LLC and Northern Lights Compliance Services, LLC, are directly owned through The Ultimus Group, LLC.

The Agreement dated November 18, 2021, was amended December 8, 2022, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or Ultimus on 90 days' written notice and may not be assigned by the Trust without prior written consent of Ultimus.

Under the Agreement, Ultimus performs administrative services, including: (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor Portfolio holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily NAV; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-PORT, N-CSR, and N-PX; (10) coordinate the Trust's audits and examinations by assisting the Portfolio's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Portfolio; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist the Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of Ultimus); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

Ultimus also provides the Portfolio with accounting services, including: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolio's custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

Ultimus also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, Ultimus is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For all services rendered to the Portfolio under the Agreement, the Portfolio pays Ultimus a unitary style administration fee which scales downward based upon the average net assets of the Fund Family (defined in the Agreement as the Funds with the same adviser and sub-adviser) for all "Operational Services"). Operational Services include all fund accounting, fund administration, transfer agency, routine portfolio legal services, auditing, regulatory document filing, state registration, custody and insurance services. Operational Services are exclusive of advisory fees, distribution fees, shareholder servicing fees, tax, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses of the Portfolio, expenses of other investment companies in which the Portfolio may invest and extraordinary expenses such as litigation. For the fiscal years ended December 31, 2023, December 31, 2024, and December 31, 2025; the Portfolio paid $43,460, $48,378, and $86,045 under the Agreement.

Independent Registered Public Accounting Firm

The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund's financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd. provides tax services as requested.

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Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as the Trust's legal counsel.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board, the Sub-Adviser is responsible for the Portfolio's portfolio decisions and the Adviser is responsible for placing of the Portfolio's portfolio transactions, with the exception that the Sub-Adviser is responsible for placing fixed income transactions. In placing portfolio transactions, the Adviser and Sub-Adviser seek the best qualitative execution for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser and Sub-Adviser generally seek favorable prices and commission rates that are reasonable in relation to the benefits received. Under normal circumstances, the Adviser typically selects Ceros an affiliated broker/dealer, to execute securities transactions for the Portfolio for equity securities, ETFs, and mutual funds, while transactions for futures and other derivatives are executed with non-affiliated brokers. In executing transactions through its affiliated broker/dealer, the Adviser will at all times comply with SEC Rule 17e-1 under the 1940 Act.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Portfolio and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith, that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Portfolio's shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services, and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Portfolio effects securities transactions may also be used by the Adviser or Sub-Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser or Sub-Adviser in connection with its services to the Portfolio. Although research services and other information are useful to the Portfolio and the Adviser and/or Sub-Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser or Sub-Adviser of performing its duties to the Portfolio.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter, or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Portfolio and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

For the fiscal periods indicated below, the Portfolio paid brokerage commissions on transactions as follows, all of which was paid to Ceros, the Portfolio's Distributor:

Fiscal Year Ended	Brokerage Commissions	Total Amount of Securities Transactions
December 31, 2023	$2,363	$36,276,771
December 31, 2024	$2,787	$45,901,692
December 31, 2025	$5,384	$87,159,280

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securities lending transactions

The dollar amounts of income and fees and compensation paid to all service providers related to the Portfolio's securities lending activities during the most recent fiscal year ended December 31, 2025 were as follows:

Quantified Gold Futures Tracking Portfolio
Gross income from securities lending activities (including income from cash collateral reinvestment)	$204,978
Fees and/or compensation for securities lending activities and related services	$0
Fees paid to securities lending agent from a revenue split	$2,373
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,432
Administrative fees not included in revenue split	$0
Indemnification fees not included in revenue split	$0
Rebate (paid to borrower)	$192,380
Other fees not included in revenue split	$0
Aggregate fees/compensation for securities lending activities	$196,185
Net income from securities lending activities	$8,793

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio is required to include a schedule of portfolio holdings in the annual and semi-annual financials to shareholders, which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Portfolio is also required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Portfolio is further required to file portfolio holdings on Form N-CEN on a 75 day lag at the end of the annual fiscal periods. The Portfolio must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Portfolio, upon request, free of charge. This policy is applied uniformly to all shareholders of the Portfolio without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Portfolio may also, from time to time, list the Portfolio's top ten holdings on its website. The Portfolio may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Portfolio. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Portfolio has filed a Form N-CEN, N-CSR Form N-PORT with the SEC. The Portfolio currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board, the Portfolio has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Sub-Adviser, Distributor, Administrator, Transfer Agent, Fund Accounting Agent, and Custodian and on an as needed basis to other third parties providing services to the Portfolio. The Adviser, Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Portfolio. The Portfolio discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Portfolio, the Adviser, the Sub-Adviser, the Distributor, the Transfer Agent, the Fund Accounting Agent, and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Portfolio's portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Portfolio's shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Portfolio shareholders and those of the Adviser, Sub-Adviser or any affiliated person of the Portfolio, Adviser or the Sub-Adviser. Additionally, the Adviser, the Sub-Adviser and any affiliated persons of the Adviser or Sub-Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Portfolio, as a result of disclosing the Portfolio's portfolio holdings, except pursuant to Section 21F of the Securities Exchange Act of 1934, as amended, commonly referred to as the Securities Whistleblower Incentives and Protection The Portfolio's Chief Compliance Officer monitors compliance with these and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. "Conditions of Confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody

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relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Portfolio's Adviser, Sub-Adviser, Distributor, Transfer Agent, Fund Accounting Agent, and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Portfolio's portfolio holdings and the duty not to trade on the nonpublic information. The Portfolio believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Portfolio's portfolio holdings and will provide sufficient protection against personal trading based on the information.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer (the Trust's Chief Compliance Officer), an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio's Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," the NAV of the Portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, the Portfolio's domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Portfolio's fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Portfolio may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair

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valuation procedures. Because foreign securities may trade on days when Portfolio shares are not priced, the value of securities held by the Portfolio can change on days when Portfolio shares cannot be redeemed or purchased. In the event that a foreign security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Portfolio's calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Portfolio's fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Portfolio's NAV by short-term traders. In addition, because the Portfolio may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Portfolio shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities, or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

Fair Value Committee and Valuation Process. The fair value committee is composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio's calculation of its NAV . Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that the Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Fund's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical securities

Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser (or sub-adviser) or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by the fair value committee and to ratify the valuations made for the applicable securities. The Board of Trustees considers the reports provided by the fair value committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the holidays upon which the New York Stock Exchange ("NYSE") will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by each Participating Insurance Company, or qualified pension or retirement plan or agent, or its authorized designee in good order prior to 3:30 p.m. Eastern Time (or earlier if the NYSE closes early), on each day during such periods that the NYSE is open for trading are priced at the public offering price, which is NAV computed, generally, as of 4:00 p.m. Orders received in good order after 3:30 p.m. (or earlier if the NYSE closes early), or on a day the NYSE it is not open for trading, are priced at 4:00 p.m. on the next day on which it is open for trading at the next determined NAV per share. In addition to issuing shares in exchange for cash, the Portfolio may issue shares in exchange for securities (in kind) at its discretion.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in the Portfolio who are Texas residents may designate a representative to receive notices of abandoned property in connection with Portfolio shares. Texas shareholders who wish to appoint a representative should notify the Trust's Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Regular Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Express/Overnight Mail Quantified Gold Futures Tracking Portfolio c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

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Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times when (a) the NYSE is closed, other than customary weekend and holiday closings; (b) trading on that exchange is restricted for any reason; (c) an emergency exists as a result of which disposal by the Portfolio of securities owned is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

FREQUENT PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate frequent purchase and redemption Portfolio shares, commonly referred to as market timing that it considers abusive. Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Portfolio shares held by long term shareholders, disrupt portfolio management, and increase Portfolio expenses for all shareholders. The Trustees have adopted a policy requiring the Portfolio's transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate abusive market timing activity. The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity. The Board also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Portfolio.

While the Portfolio attempts to deter abusive market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Portfolio with a net purchase or redemption request on any given day where purchasers of Portfolio shares and redeemers of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Portfolio. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Portfolio will be able to apply the fee to such accounts in an effective manner. Brokers maintaining omnibus accounts with the Portfolio have agreed to provide shareholder transaction information, to the extent known to the broker, to the Portfolio upon request. If the Portfolio becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity. In addition to the redemption fee, the Portfolio reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Portfolio or its shareholders or if the Portfolio thinks that trading is abusive. However, the Adviser, Sub-Adviser or the Trust may determine in special situations that other types of redemptions are not abusive.

Pricing of Shares

The NAV of the shares of the Portfolio is determined at 4:00 p.m. Eastern Time on each day the NYSE is open for business (or earlier if the NYSE closes early). For a description of the methods used to determine the NAV, see "How Shares Are Priced" in the prospectus.

Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price as of 4:00 p.m. (or earlier if the NASDAQ closes early). Lacking a last sale price, an equity security is generally valued by the pricing service at the mean of the last bid and ask price as of 4:00 p.m. (or earlier if the NASDAQ closes early). When market quotations are not readily available, when the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price

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provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Portfolio does not intend to redeem shares in any form except cash. The Portfolio reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Portfolio's net assets at the beginning if the 90-day period). The Portfolio may also use redemption in kind for certain Portfolio shares held by ReFlow. The securities will be chosen by the Portfolio and valued using the same procedures as used in calculating the Portfolio's NAV. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolio.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Portfolio.

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of December 31, 2025 the Portfolio had non-expiring capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$109,497	$725,432	$834,929

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

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If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Portfolio's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Portfolio.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Portfolio after June 30, 2014; and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) does have such owners, reports information relating to them. The Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding may also be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Portfolio, the Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio's book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio may elect to treat a PFIC as a "qualified electing Portfolio" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether they receive any distribution from the company.

The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the

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receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

Foreign Currency Transactions

The Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio may be able to elect to "pass through" to the Portfolio's shareholders the amount of eligible foreign income and similar taxes paid by the Portfolio. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio's income will flow through to shareholders of the Portfolio. With respect to the Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Portfolio. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Wholly Owned Subsidiary

The Portfolio intends to invest a portion of its assets in its Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business and be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

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The Subsidiary is wholly owned by the Portfolio. A U.S. person who owns (directly, indirectly, or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly, or constructively) by "U.S. Shareholders." Because the Portfolio is a U.S. person that will own all of the stock of the Subsidiary, the Portfolio will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a "U.S. Shareholder," the Portfolio will be required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Portfolio's recognition of the Subsidiary's "subpart F income" will increase the Portfolio's tax basis in the Subsidiary. Distributions by the Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Portfolio's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in a Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Portfolio if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

When the Portfolio holds the foregoing kinds of securities it may be required to pay out as an income distribution each year, an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Tax Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The

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Tax Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Tax Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account of the Portfolio, which may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government Securities, and securities of other registered investment companies. Failure of the Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the shareholders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio's assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Tax Code or the general account of an insurance company as defined in Section 816 of the Tax Code. Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment, or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not exempted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state, and local and foreign tax law in light of their particular situation.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Portfolio to the Adviser, or its delegate. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Portfolio's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with Adviser's proxy voting policies. The Board shall make the proxy voting decision that, in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Portfolio shareholders. When the Board of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Portfolio's vote will be cast.

The Adviser's policies and procedures are attached as Appendix A.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are posted to the Fund's website at https://advisorspreferred.com/public/gold-bullion-fund and will be available without

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charge, upon request, by calling toll free, 855-647-8268. The information also will be available on the SEC's website at www.sec.gov. In addition, a copy of the Trust's proxy voting policies and procedures are also available by calling 855-647-8268 and will be sent within three business days of receipt of a request.

CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the N-CSR for the Portfolio for the fiscal year ended December 31, 2025. You can obtain a copy of the consolidated financial statements contained in the Portfolio's N-CSR without charge by calling the Portfolio at 855-647-8268 or by visiting www.advisorspreferred.com.

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APPENDIX A

PROXY VOTING POLICY OF THE ADVISER

Background: Pursuant to Rule 206(4)-6 and Rule 204-2 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy: The Adviser will vote proxies on behalf of its individual clients. In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s). The Adviser's primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price and dividend appreciation.

Adviser will vote proxies in the best interests of our Funds, Portfolios and clients and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Because of the extenuating circumstances associated with specific proxy issues, Adviser's votes may differ from time to time from the indications noted. In addition, the list may not include all proxies on which Adviser votes. Adviser will also act, in our best judgment, on behalf of our Funds, Portfolios and clients on certain corporate actions that impact shareholder value, such as tender offers and bankruptcy proceedings.

Proxy Notice Delivery Handling

  All hardcopy proxies that are received in the office shall be scanned and sent to compliance e-mailbox the same day.
  Electronic proxies shall be sent to the compliance e-mailbox.
  The compliance consultant ("CC") will review the proxies, determine appropriate action and vote the proxies within listed timelines to ensure the most appropriate voting process is completed.
  After voting functions are completed, the CC will ensure all proxy documentation is stored electronically and grouped by appropriate fund company.
  The proxy data will be included in the appropriate compliance checklist for the quarter involved.
  The proxy process will be validated during the quarterly checklist certification.

Voting Proxies

1.     All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Compliance Consultant.

2.     The Compliance Consultant will generally adhere to the following procedures (subject to limited exception):

a.            A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;

b.            The Compliance Consultant will determine which of the Advisory Clients holds the security to which the proxy relates;

c.            Proposals Specific to Mutual Funds

Adviser serves as investment adviser to certain investment companies under the Northern Lights Fund Trust II.  These funds invest in other investment companies that are not affiliated ("Underlying Funds") and are required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner.  Notwithstanding the guidelines provided in these procedures, it is the policy of Adviser to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

d.	Prior to voting any proxies, the Compliance Consultant will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below. If a conflict is identified, the Compliance Consultant will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.
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e.	If no material conflict is identified pursuant to these procedures, the Compliance Consultant will vote the proxy in accordance with the guidelines set forth below. The Compliance Consultant will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.	As stated above, in evaluating how to vote a proxy, the Compliance Consultant will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and its Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.
2.	If a conflict is identified and deemed "material" by the Compliance Consultant, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).
3.	With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients in order to give such clients the opportunity to vote the proxies in question themselves. However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:
a.	Give the ERISA client the opportunity to vote the proxies in question themselves; or
b.	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Disclosure of Procedures

A summary of the above proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated. Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Compliance Consultant will be responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

1.	Copies of these proxy voting policies and procedures, and any amendments thereto;
2.	A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy;
3.	statements from the SEC's EDGAR system for those proxy statements that are so available;
4.	A record of each vote that the Adviser casts;
5.	A copy of any document that the Adviser created that was material to making a decision on how to vote the proxies, or memorializes that decision (if any); and
6.	A copy of each written request for information on how the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

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PART C - OTHER INFORMATION

Item 28. Exhibits.

(a)		Articles of Incorporation.
	1.	Registrant’s Agreement and Declaration of Trust, filed as an exhibit to the Registrant’s Registration Statement on September 28, 2012, is hereby incorporated by reference.
	2.	Registrant’s Certificate of Trust, filed as an exhibit to the Registrant’s Registration Statement on September 28, 2012, is hereby incorporated by reference.
(b)		By-laws.
Registrant’s By-Laws, filed as an exhibit to the Registrant’s Registration Statement on February 24, 2021, is hereby incorporated by reference.
(c)		Instruments Defining Rights of Security Holder.
None other than in the Agreement and Declaration of Trust and By-Laws of the Registrant.
(d)		Investment Advisory Contracts.
	1.	Investment Advisory Agreement between the Trust and Advisors Preferred LLC filed as an exhibit to the Registrant’s Registration Statement on August 19, 2019, is hereby incorporated by reference.
	2.	Management Agreement between the Trust and Advisers Preferred, LLC with respect to GBSF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on October 28, 2019, is hereby incorporated by reference.
	3.	Management Agreement between the Trust and Advisers Preferred, LLC with respect to GBSP Fund Limited filed as an exhibit to the Registrant’s Registration Statement on October 28, 2019, is hereby incorporated by reference.
	4.	Investment Advisory Agreement between the Trust and Advisors Preferred, LLC with respect to Hundredfold Select Alternative Fund Limited filed as an exhibit to the Registrant’s Registration Statement on August 9, 2019, is hereby incorporated by reference.
	5.	Investment Advisory Agreement between the Trust and Advisors Preferred, LLC with respect to QEPF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on November 27, 2019, is hereby incorporated by reference.
	6.	Sub-Advisory Management Agreement between Advisors Preferred LLC and Price Capital Management, Inc. with respect to OnTrack Core Fund, filed as an exhibit to the Registrant’s Registration Statement on October 28, 2019, is hereby incorporated by reference.
	7.	Sub-Advisory Management Agreement between Advisors Preferred LLC and Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant’s Registration Statement on August 19, 2019, is hereby incorporated by reference.
	8.	Sub-Advisory Management Agreement between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. with respect to GBSF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on November 27, 2019, is hereby incorporated by reference.
	9.	Sub-Advisory Management Agreement between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. with respect to GBSP Fund Limited filed as an exhibit the Registrant’s Registration Statement on November 27, 2019, is hereby incorporated by reference.
	10.	Sub-Advisory Management Agreement between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QEPF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on November 27, 2019, is hereby incorporated by reference.
	11.	Investment Sub-Advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors, LLC with respect to Hundredfold Select Alternative Fund filed as an exhibit to the Registrant’s filing on Registration Statement on August 9, 2019, is hereby incorporated by reference.
	12.	Investment Sub-Advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors, LLC with respect to Hundredfold Select Alternative Fund Limited filed as an exhibit to the Registrant’s Registration Statement on August 9, 2019, is hereby incorporated by reference.
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13.	Sub-Advisory Management Agreement between Advisors Preferred LLC and Spectrum Financial Inc. with respect to Spectrum Advisors Preferred Fund and Spectrum Low Volatility Fund filed as an exhibit to the Registrant's Registration Statement on October 28, 2019, is hereby incorporated by reference.
14.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Quantified Tactical Sectors Fund filed as an exhibit to the Registrant’s Registration Statement on February 24, 2021, is hereby incorporated by reference.
15.	Amended Appendix A to Sub-Advisory Management Agreement between Advisors Preferred LLC and Flexible Plan Investments, Ltd., with respect to Quantified Tactical Sectors Fund, Quantified Government Income Tactical Fund and Quantified Rising Dividend Tactical Fund filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
16.	Sub-Advisory Agreement Amendment between Advisors Preferred LLC and Spectrum Financial, Inc. with respect to Spectrum Unconstrained Fund filed as an exhibit to the Registrant’s Registration Statement on April 13, 2021, is hereby incorporated by reference.
17.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Quantified Government Income Tactical Fund and Quantified Rising Dividend Tactical Fund filed as an exhibit to the Registrant’s Registration Statement on April 12, 2021, is hereby incorporated by reference.
18.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Spectrum Unconstrained Fund filed as an exhibit to the Registrant’s Registration Statement on April 13, 2021, is hereby incorporated by reference.
19.	Investment Advisory Agreement between Advisors Preferred, LLC and QAIF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on December 23, 2021 is hereby incorporated by reference.
20.	Sub-Advisory Agreement between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QAIF Fund Limited filed as an exhibit to the Registrant’s Registration Statement on December 23, 2021 is hereby incorporated by reference.
21.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
22.	Investment Advisory Agreement between Advisors Preferred LLC and DAMF Fund Limited filed as an exhibit June 30, 2023 is hereby incorporated by reference.
23.	Sub-Advisory Agreement between Advisors Preferred LLC and Dynamic Wealth Group, LLC, with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
24.	Sub-Advisory Agreement between Advisors Preferred LLC and Dynamic Wealth Group, LLC, with respect to DAMF Fund Limited filed as an exhibit June 30, 2023 is hereby incorporated by reference.
25.	Futures Trading Agreement between Advisors Preferred LLC and AG Capital Management Partners, L.P., with respect to Dynamic Alpha Macro Alpha Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
26.	Futures Trading Agreement between Advisors Preferred LLC and AG Capital Management Partners, L.P., with respect to DAMF Fund Limited filed as an exhibit June 30, 2023 is hereby incorporated by reference.
27.	Operating Expenses Limitation Agreement between the Registrant and Dynamic Wealth Group, LLC, with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
28.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
29.	Amended Appendix A to Sub-Advisory Management Agreement between Advisors Preferred LLC and Flexible Plan Investments, Ltd., with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
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	30.	Amended Appendix A to Investment Advisory Agreement between the Trust and Advisors Preferred LLC, with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	31.	Amended Appendix A to Sub-Advisory Management Agreement between Advisors Preferred LLC and Flexible Plan Investments, Ltd., with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	32.	Investment Advisory Agreement between Advisors Preferred, LLC and QEMFSF Fund Limited filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	33.	Sub-Advisory Agreement between Advisers Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QEMFSF Fund Limited filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	34.	Investment Advisory Agreement between Advisors Preferred, LLC and QCGF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	35.	Investment Advisory Agreement between Advisors Preferred, LLC and QMIF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	36.	Investment Advisory Agreement between Advisors Preferred, LLC and QTFIF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	37.	Investment Advisory Agreement between Advisors Preferred, LLC and QGITF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	38.	Investment Advisory Agreement between Advisors Preferred, LLC and QPRF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	39.	Investment Advisory Agreement between Advisors Preferred, LLC and QSTFF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	40.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QCGF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	41.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QMIF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	42.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QTFIF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	43.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QGITF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	44.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QPRF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
	45.	Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd. with respect to QSTFF Fund Limited filed as an exhibit April 2, 2026, is hereby incorporated by reference.
(e)		Underwriting Contracts.
	1.	Underwriting Agreement filed as an exhibit to the Registrant’s Registration Statement on August 9, 2019, is hereby incorporated by reference.
	2.	Form of Selling Agreement for the Trust, filed as an exhibit to the Registrant’s Registration Statement on January 4, 2013, is hereby incorporated by reference.
	3.	Amended Appendix to Underwriting Agreement filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	4.	Amended Appendix to Underwriting Agreement with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
	5.	Amended Appendix to Underwriting Agreement with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
	6.	Amended Appendix to Underwriting Agreement with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
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(f)		Bonus or Profit Sharing Contracts.
None.
(g)		Custodian Agreements.
	1.	Custody Agreement for Trust with U.S. Bank National Association (“US Bank”) filed as an exhibit to the Registrant’s Registration Statement on January 4, 2013, is hereby incorporated by reference.
	2.	Special Custodian Agreement for the Trust with National Financial Services, LLC, filed as an exhibit to the Registration Statement on October 27, 2016, is hereby incorporated by reference.
	3.	Amended Appendix to Special Custodian Agreement with National Financial Services, LLC filed as an exhibit the Registrant’s Registration Statement on October 14, 2020, is hereby incorporated by reference.
	4.	Amended Special Custodian Agreement Appendix for the Trust with National Financial Services, LLC to be filed by subsequent amendment.
	5.	Fifteenth Amendment to the Custody Agreement with US Bank filed as an exhibit to the Registrant’s Registration Statement on April 19, 2021, is hereby incorporated by reference.
	6.	Sixteenth Amendment to the Custody Agreement with US Bank filed as an exhibit June 30, 2023 is hereby incorporated by reference.
	7.	Seventeenth Amendment to the Custody Agreement with US Bank filed as an exhibit October 27, 2023 is hereby incorporated by reference.
	8.	Eighteenth Amendment to the Custody Agreement with US Bank filed as an exhibit September 19, 2024, is hereby incorporated by reference.
(h)		Other Material Contracts.
	1.	ReFlow Participating Fund Agreement for the Trust, filed as an exhibit to the Registrant’s Registration Statement on January 4, 2013, is hereby incorporated by reference.
	2.	Shareholder Services Agreement with Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant’s Registration Statement on August 19, 2019, is hereby incorporated by reference.
	3.	Participation Agreement with Jefferson National Life Insurance Company filed as an exhibit to the Registrant’s Registration Statement on June 5, 2015, is hereby incorporated by reference.
	4.	Shareholder Services Plan with respect to Investor Class Shares of Hundredfold Select Alternative Fund filed as an exhibit to the Registrant’s Registration Statement on August 9, 2019, is hereby incorporated by reference.
	5.	Securities Lending Agreement with US Bank, National Association dated February 24, 2020 filed as an Exhibit to Registrant’s Registration Statement filed on April 17, 2020 is hereby incorporated by reference.
	6.	Compliance Consulting Agreement between Registrant and Advisors Preferred, LLC filed as an exhibit the Registrant’s Registration Statement on October 14, 2020, is hereby incorporated by reference.
	7.	Amended Appendix A to Participating Fund Agreement with ReFlow filed as an exhibit to the Registrant’s Registration Statement on April 30, 2021, is hereby incorporated by reference.
	8.	Amendment to Exhibit A of Securities Lending Agreement with US Bank, National Association filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	9.	Amended Schedule B to Shareholder Services Agreement with Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	10.	Liquidity Program Administrator Agreement between Registrant and Advisors Preferred, LLC filed as an exhibit to the Registrant’s Registration Statement on July 1, 2021, is hereby incorporated by reference.
	11.	Fund Services Agreement with Ultimus Fund Solutions, LLC filed as an exhibit July 15, 2022, incorporated by reference.
	12.	Derivatives Risk Management Program Support Services Addendum with Ultimus Fund Solutions, LLC filed as an exhibit July 15, 2022, incorporated by reference.
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13.	Line of Credit Agreement with U.S. Bank, National Association filed as an exhibit to Registrant’s Registration Statement on December 23, 2021 is hereby incorporated by reference.
14.	Rule 12d1-4 Investment Agreement with respect to Direxion Shares ETF Trust, filed as an exhibit to Registrant’s Registration Statement on April 18, 2022 is hereby incorporated by reference.
15.	Rule 12d1-4 Investment Agreement with ProShares Trust filed as an exhibit to the Registrant’s Registration Statement on January 27, 2023 is hereby incorporated by reference.
16.	Amendment to Line of Credit Agreement with U.S. Bank, National Association filed as an exhibit to the Registrant’s Registration Statement on January 27, 2023 is hereby incorporated by reference.
17.	Amendment to Fund Services Agreement with Ultimus Fund Solutions, LLC with respect to blue sky fees, filed as an exhibit April 15, 2024, is hereby incorporated by reference.
18.	Amendment to Fund Services Agreement with Ultimus Fund Solutions, LLC with respect to Dynamic Alpha Macro Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
19.	Amended Appendix A to Participating Fund Agreement with ReFlow with respect to Dynamic Alpha Macro Fund, Quantified Global Fund, and Quantified Eckhardt Managed Futures Strategy Fund to be filed by subsequent amendment.
20.	Compliance Consulting Agreement between Registrant and Advisors Preferred, LLC with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
21.	Amended Appendix to Liquidity Program Administrator Agreement between Registrant and Advisors Preferred, LLC with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
22.	Amendment to Exhibit A of Securities Lending Agreement with US Bank, National Association with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
23.	Amended Appendix to Liquidity Program Administrator Agreement between Registrant and Advisors Preferred, LLC with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
24.	Amendment to Exhibit A of Securities Lending Agreement with US Bank, National Association with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
25.	Amended Schedule B to Shareholder Services Agreement with Flexible Plan Investments, Ltd. with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
26.	Amendment to Fund Services Agreement with Ultimus Fund Solutions, LLC with respect to Quantified Global Fund filed October 27, 2023 is hereby incorporated by reference.
27.	Amended Schedule A to Derivatives Risk Management Program Support Services Agreement with Ultimus Fund Solutions, LLC filed October 27, 2023 is hereby incorporated by reference.
28.	Rule 12d1-4 Investment Agreement with Advisers Series Trust (Semper Funds) filed December 22, 2023, is hereby incorporated by reference.
29.	Rule 12d1-4 Investment Agreement with Two Roads Shared Trust (Holbrook Fund) filed as an exhibit September 19, 2024, is hereby incorporated by reference.
30.	Amended Appendix to Liquidity Program Administrator Agreement between Registrant and Advisors Preferred, LLC with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
31.	Amendment to Exhibit A of Securities Lending Agreement with US Bank, National Association with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit October 24, 2024, is hereby incorporated by reference.
32.	Amended Schedule B to Shareholder Services Agreement with Flexible Plan Investments, Ltd. with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit October 24, 2024, is hereby incorporated by reference.
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	33.	Amendment to Fund Services Agreement with Ultimus Fund Solutions, LLC with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	34.	Amended Schedule A to Derivatives Risk Management Program Support Services Agreement with Ultimus Fund Solutions, LLC with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
(i)		Legal Opinion.
	1.	Opinion and Consent of Thompson Hine LLP filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	2.	Consent of Thompson Hine LLP filed herewith.
(j)		Other Opinions.
Consent of Cohen & Company, Ltd. filed herewith.
(k)		Omitted Financial Statements.
None.
(l)		Initial Capital Agreements.
Subscription Agreement between the Trust and the Initial Investor, filed as an exhibit to the Registration Statement on January 4, 2013, is hereby incorporated by reference.
(m)		Rule 12b-1 Plans.
	1.	Amended Advisor Class Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on December 13, 2013, is hereby incorporated by reference.
	2.	Amended Investor Class Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on April 27, 2015, is hereby incorporated by reference.
	3.	Plan of Distribution Pursuant to Rule 12b-1 for The Gold Bullion Strategy Portfolio filed as an exhibit to the Registrant’s Registration Statement on August 5, 2013, is hereby incorporated by reference.
	4.	Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit the Registrant’s Registration Statement on June 27, 2014, is hereby incorporated by reference.
	5.	Class C Shares Plan of Distribution (Gold Fund) filed as an exhibit to Registrant’s Registration Statement on June 27, 2014.
	6.	Amended Exhibit A to Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to Registrant’s Registration Statement on May 21, 2019, is hereby incorporated by reference.
	7.	Amended Investor Class (25 bp) Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on August 19, 2019, is hereby incorporated by reference.
	8.	Amended Advisor, Service, and Class C Shares (100 bp) Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on August 19, 2019, is hereby incorporated by reference.
	9.	Amended Exhibit A to Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on February 24, 2021, is hereby incorporated by reference.
	10.	Amended Class C Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit the Registrant’s Registration Statement on October 14, 2020, is hereby incorporated by reference.
	11.	Amended Investor Class (25 bp) Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	12.	Amended Advisor, Service, and Class C Shares (100 bp) Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	13.	Amended Investor Class (25 bp) Plan of Distribution Pursuant to Rule 12b-1 with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
	14.	Amended Investor Class (25 bp) Plan of Distribution Pursuant to Rule 12b-1 with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
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	15.	Amended Advisor, Service, and Class C shares (100 bp) Plan of Distribution Pursuant to Rule 12b-1 with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
	16.	Amended Investor Class (25 bp) Plan of Distribution Pursuant to Rule 12b-1 with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
	17.	Amended Advisor, Service, and Class C shares (100 bp) Plan of Distribution Pursuant to Rule 12b-1 with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
(n)		Rule 18f-3 Plan.
	1.	Amended Rule 18f-3 Plan filed as an exhibit to the Registrant’s Registration Statement on April 9, 2021, is hereby incorporated by reference.
	2.	Amended Rule 18f-3 Plan with respect to Dynamic Alpha Macro Fund filed as an exhibit June 30, 2023 is hereby incorporated by reference.
	3.	Amended Rule 18f-3 Plan with respect to Quantified Global Fund filed as an exhibit October 18, 2023 is hereby incorporated by reference.
	4.	Amended Rule 18f-3 Plan with respect to Quantified Eckhardt Managed Futures Strategy Fund filed as an exhibit September 19, 2024, is hereby incorporated by reference.
(o)		Reserved.
(p)		Code of Ethics.
	1.	Code of Ethics for Advisors Preferred Trust filed as an exhibit to the Registrant’s Registration Statement on February 26, 2026, is hereby incorporated by reference.
	2.	Code of Ethics for Advisors Preferred LLC, filed as an exhibit to the Registrant’s Registration Statement on April 18, 2022, is hereby incorporated by reference.
	3.	Code of Ethics for Price Capital Management, Inc., filed as an exhibit to the Registrant’s Registration Statement on January 4, 2013, is hereby incorporated by reference.
	4.	Code of Ethics for Ceros Financial Services, Inc., filed as an exhibit to the Registrant’s Registration Statement on January 11, 2013, is hereby incorporated by reference.
	5.	Code of Ethics for Flexible Plan Investments, Ltd. filed as an exhibit to the Registrant’s Registration Statement on January 28, 2022, is hereby incorporated by reference.
	6.	Code of Ethics for Spectrum Financial Inc. filed as an exhibit to the Registrant’s Registration Statement on December 13, 2013, is hereby incorporated by reference.
	7.	Code of Ethics for Hundredfold Advisors, LLC filed as an exhibit to the Registrant’s Registration Statement on August 9, 2019, is hereby incorporated by reference.
	8.	Code of Ethics for Dynamic Wealth Group, LLC filed as an exhibit June 30, 2023 is hereby incorporated by reference.
	9.	Code of Ethics for AG Capital Management Partners, L.P. filed as an exhibit June 30, 2023 is hereby incorporated by reference.
(q)		Power of Attorney.
	1.	Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, filed as an exhibit to the Registrant’s Registration Statement on January 4, 2013, are hereby incorporated by reference.
	2.	Powers of Attorney for GBSF Fund Limited and GBSP Fund Limited filed as an exhibit to the Registrant’s Registration Statement on October 27, 2016, is hereby incorporated by reference.
	3.	Power of Attorney with respect to the Trust for David Feldman, filed as an exhibit to the Registrant’s Registration Statement on January 29, 2018, is hereby incorporated by reference.
	4.	Power of Attorney with respect to GBSF Fund Limited and GBSP Fund Limited for David Feldman, filed as an exhibit to the Registrant’s Registration Statement on January 29, 2018, is hereby incorporated by reference.
	5.	Power of Attorney with respect to the Trust for Christine Casares filed as an exhibit to the Registrant’s Registration Statement on June 21, 2019, is hereby incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with the Fund. None.

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Item 30. Indemnification.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, Section IX of the Underwriting Agreement, Section 2.2.4 of the Management Agreement, Section 10(b) of the Sub-Advisory Management Agreements (Price Capital Management, Inc., Flexible Plan Investments, Ltd., Spectrum Financial Inc., Section 10(b) of the Investment Sub-Advisory Agreement (Dynamic Wealth Group, LLC; and AG Capital Management Partners, L.P.), and Section 4 of the Fund Services Agreement. Insurance carried by the Registrant provides indemnification of the Trustees and officers. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and other Connections of Investment Adviser and Sub-Advisers.

Advisors Preferred LLC, 1445 Research Blvd., Suite 530, Rockville, MD 20850, is a registered investment adviser. Additional information about the Adviser and its officers is hereby incorporated by reference to the Adviser’s Form ADV, file number 801-72430.

Price Capital Management, Inc., 85 Chanteclaire Circle, Gulf Breeze, FL 32561, is a registered investment adviser. Additional information about Price Capital Management, Inc. and its officers is incorporated by reference to the sub-adviser’s Form ADV, file number 801-73195.

Flexible Plan Investments, Ltd., 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, is a registered investment adviser. Additional information about Flexible Plan Investments, Ltd. and its officers is incorporated by reference to the sub-adviser’s Form ADV, file number 801-21073.

Spectrum Financial Inc., 272 Bendix Road, Suite 600, Virginia Beach, Virginia, 23452 is a registered investment adviser. Additional information about Spectrum Financial Inc. and its officers is incorporated by reference to the sub-adviser’s Form ADV, file number 801-33311.

Hundredfold Advisors, LLC, 272 Bendix Road, Suite 600, Virginia Beach, Virginia, 23452 is a registered investment adviser. Additional information about Hundredfold Advisors, LLC and its officers is incorporated by reference to the sub-adviser’s Form ADV, file number 801-63226.

Dynamic Wealth Group, LLC, located at 3225 McLeod Drive, Suite 100, Las Vegas, NV 89121, is a registered investment adviser. Additional information about Dynamic Wealth Group, LLC and its officers is incorporated by reference to the sub-adviser’s Form ADV, file number 801-128038. Bradley Barrie Managing Director and Chief Investment Officer of Dynamic Wealth Group, LLC, also serves as President of Dynamic Alpha Group, Inc., located at 3225 McLeod Drive, Suite 100, Las Vegas, NV 89121, a consultancy, which focuses on assisting financial advisors with all aspects of financial planning, including investment portfolio creation and management.

AG Capital Management Partners, L.P., 75 State St., Suite 100, Boston, MA 02109, and its officers and managers have no other material businesses.

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Item 32. Principal Underwriter.

(a) Ceros Financial Services, Inc., 1445 Research Blvd., Suite 530, Rockville, MD 20850, the principal underwriter to Advisors Preferred Trust.

(b) Ceros Financial Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Ceros Financial Services, Inc. is 1445 Research Blvd., Suite 530, Rockville, MD 20850. To the best of Registrant’s knowledge, the following are the officers of Ceros Financial Services, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Trust
Angela Lynette Holland	Chief Compliance Officer	Chief Compliance Officer
M. Catherine Ayers-Rigsby	President	Trustee, President
Mark H. Goldwasser	CEO	None
Kim U. Powell	CFO	None
Brian Humphrey	Director Sales & Marketing	Trustee

* 1445 Research Blvd., Suite 530, Rockville, MD 20850

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant and any Fund’s or Portfolio’s subsidiary pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, sub-advisers, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in each SAI of the Trust.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

The Registrant undertakes that any Fund’s or Portfolio’s subsidiary hereby consents to service of process within the United States, will maintain books and records pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder, and consents to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 15th day of April 2026.

Advisors Preferred Trust

By: Catherine Ayers-Rigsby *

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title
Christine Casares *	Treasurer and Principal Financial Officer (and in the capacity of Principal Accounting Officer)
Catherine Ayers-Rigsby *	President, Principal Executive Officer and Trustee
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Brian S. Humphrey *	Trustee
Charles R. Ranson *	Trustee
Felix Rivera *	Trustee
David Feldman *	Trustee

*By: /s/

Michael V. Wible

Attorney-in-Fact

April 15, 2026

Exhibit Index

(i) (2)	Consent of Thompson Hine LLP
(j)	Consent of Cohen & Company, Ltd.

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